                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 10-K
(Mark One)
[X] Annual Report Pursuant to Section 13 or 15(d) of the Securities Exchange
 Act of 1934 (Fee Required)
For the fiscal year ended December 31, 1994
[ ] Transition Report Pursuant to Section 13 or 15(d) of the Securities Exchange
 Act of 1934 (No Fee Required)
For the transition period from                        to
                         COMMISSION FILE NUMBER 0-12358
                            CCB FINANCIAL CORPORATION
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                       North Carolina                                                   56-1347849
       (STATE OR OTHER JURISDICTION OF INCORPORATION)                      (I.R.S. EMPLOYER IDENTIFICATION NO.)
    111 Corcoran Street, Post Office Box 931, Durham, NC                                   27702
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                                      (ZIP CODE)

       Registrant's telephone number, including area code: (919) 683-7777
          Securities registered pursuant to Section 12(b) of the Act:
                                      None
            Securities issued pursuant to Section 12(g) of the Act:
                          $5.00 par value Common Stock
                                (TITLE OF CLASS)
     Indicate by check mark whether the Registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the Registrant was required to file such reports), and (2) has been subject to such
filing requirements for the past 90 days.             [X] Yes   [ ]  No
     Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of Registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [ ]
     The aggregate market value of the Registrant's voting stock held by non-affiliates of the Registrant as of March 1, 1995 was $321,788,475. On March 1, 1995, there were 9,108,895 outstanding shares of the Registrant's $5.00 par value Common Stock.
                       DOCUMENT INCORPORATED BY REFERENCE
Portions of the Proxy Statement of Registrant for the Annual Meeting of Shareholders to be held on April 18, 1995 are incorporated in Part III of this report.

                             CROSS REFERENCE INDEX

Part I.     Item 1    Business
                      Description.....................................................................................      3-6
                      Average Balance Sheets..........................................................................        9
                      Net Interest Income Analysis -- Taxable Equivalent Basis........................................        9
                      Net Interest Income and Volume/Rate Variance -- Taxable Equivalent Basis........................       10
                      Investment Securities Portfolio.................................................................       16
                      Investment Securities -- Maturity/Yield Schedule................................................       16
                      Types of Loans..................................................................................       14
                      Maturities and Sensitivities of Loans to Changes in Interest Rates..............................       15
                      Nonperforming and Risk Assets...................................................................       19
                      Loan Loss Experience............................................................................       20
                      Average Deposits................................................................................       10
                      Maturity Distribution of Large Denomination Time Deposits.......................................       22
                      Return on Equity and Assets.....................................................................       17
                      Short-Term Borrowings...........................................................................    37-38
            Item 2    Properties......................................................................................        6
            Item 3    Legal Proceedings...............................................................................        6
            Item 4    There has been no submission of matters to a vote of shareholders during the quarter ended
                        December 31, 1994.
Part II.    Item 5    Market for the Registrant's Common Stock and Related Shareholder Matters........................        6
            Item 6    Selected Financial Data.........................................................................       25
            Item 7    Management's Discussion and Analysis of Financial Condition and Results of Operations...........     7-26
            Item 8    Financial Statements and Supplementary Data
                      Consolidated Balance Sheets at December 31, 1994 and 1993.......................................       28
                      Consolidated Statements of Income for each of the years in the three-year period ended December
                        31, 1994......................................................................................       29
                      Consolidated Statements of Shareholders' Equity for each of the years in the three-year period
                        ended December 31, 1994.......................................................................       30
                      Consolidated Statements of Cash Flows for each of the years in the three-year period ended
                        December 31, 1994.............................................................................       31
                      Notes to Consolidated Financial Statements......................................................    32-51
                      Independent Auditors' Report....................................................................       53
            Item 9    There have been no disagreements with accountants on accounting and financial disclosures.
Part III.   Item 10   Directors and Executive Officers of the Registrant..............................................        *
            Item 11   Executive Compensation..........................................................................        *
            Item 12   Security Ownership of Certain Beneficial Owners and Management..................................        *
            Item 13   Certain Relationships and Related Transactions..................................................        *
Part IV.    Item 14   Exhibits, Financial Statement Schedules, and Reports on Form 8-K
                      (a)(1) Financial Statements (See Item 8 for Reference).
                      (2) Financial Statement Schedules normally required on Form 10-K are omitted since they are not applicable.
                      (3) Exhibits have been filed separately with the Commission and are available upon written request.
                      (b)  A report on Form 8-K dated November 4, 1994 was filed under Items 5 and 7.
                            A report on Form 8-K dated November 17, 1994 was filed under Items 5 and 7.
                            A report on Form 8-K dated December 21, 1994 was filed under Items 5 and 7.

* Information called for by Part III (Items 10 through 13) is incorporated by reference to the Registrant's Proxy Statement for the 1995 Annual Meeting of Shareholders filed with the Securities and Exchange Commission.
                                       2

                            DESCRIPTION OF BUSINESS
REGISTRANT
     CCB Financial Corporation (the "Corporation") is a registered bank holding company headquartered in Durham, North Carolina whose principal business is providing banking and other financial services through its banking subsidiaries. The Corporation is the parent holding company of Central Carolina Bank and Trust Company, a North Carolina-chartered commercial bank; Graham Savings Bank, Inc., SSB, a North Carolina-chartered state savings bank; and Central Carolina Bank-Georgia, a Georgia-chartered special purpose credit card bank (collectively referred to as the "Subsidiary Banks"). The principal assets of the Corporation are all of the outstanding shares of common stock of the Subsidiary Banks and the Corporation's principal sources of revenue are the interest income, dividends and management fees it receives from the Subsidiary Banks. At December 31, 1994, the Corporation had consolidated assets of approximately $3.5 billion and was the eighth largest banking organization headquartered in North Carolina. SUBSIDIARY BANKS
     Central Carolina Bank and Trust Company ("CCB") is chartered under the laws of the state of North Carolina to engage in general banking business. CCB offers a complete array of services in the commercial and retail banking, savings and trust fields through 106 offices located in 33 cities and towns in North Carolina. CCB had approximately $3.2 billion in assets at December 31, 1994 and was the eighth largest bank in North Carolina. CCB provides a full range of financial services including accepting deposits, making secured and unsecured loans, renting safe deposit boxes, performing trust functions for corporations, employee benefit plans and individuals and providing certain insurance and brokerage services.
     Graham Savings Bank, Inc., SSB ("Graham Savings") is a full-service state savings bank that provides commercial and retail banking and savings services. Graham Savings is based in Graham, North Carolina and operates 2 branch offices in 2 North Carolina cities and towns. During 1994, the Corporation owned CCB Savings Bank of Lenoir, Inc., SSB ("CCB Savings"), a North Carolina-chartered state savings bank which was located in Lenoir, North Carolina. CCB Savings operated 4 branch offices in 3 North Carolina cities and towns. On February 3, 1995, CCB Savings was merged with and into CCB and its branch offices will be operated as CCB branch offices.
     Central Carolina Bank-Georgia ("CCB-Ga.") provides nationwide credit card services from its headquarters in Columbus, Georgia.
NON-BANK SUBSIDIARIES
     CCB has four wholly-owned non-bank subsidiaries: Southland Associates, Inc., CCBDE, 1st Home Mortgage Acceptance Corporation ("HMAC") and CCB Investment and Insurance Service Corporation ("CCBIISC"). Southland Associates, Inc. engages in real estate development. CCBDE is an investment holding company headquartered in Wilmington, Delaware. HMAC is an issuer of collateralized mortgage obligations which was acquired through the acquisition of certain assets and assumption of certain liabilities of 1st Home Federal Savings and Loan Association, F.A., of Greensboro, North Carolina. CCBIISC engages in the sale of various annuity and mutual fund products.
COMPETITION
     Vigorous competition exists in all major areas where the Corporation is presently engaged in business. Its Subsidiary Banks compete not only with other major commercial banks but also with diversified other financial institutions such as thrift institutions, money market and other mutual funds, mortgage companies, leasing companies, finance companies and a variety of financial services and advisory companies. Competitor commercial banks larger than the Corporation range in size from $4 billion to over $100 billion in total assets, including assets attributable to affiliates in other states. Consequently, these competing commercial banks may be able to offer services and products that are not cost-efficient for the Subsidiary Banks to offer. In addition, the competing commercial banks have access to greater financial resources that allow higher lending limits than the Subsidiary Banks'. In addition to in-state competition, banks in North Carolina have a high degree of competition from out-of-state financial service companies through the presence of loan production offices and their North Carolina affiliates.
     In recent years, competition between commercial banks, thrift institutions and credit unions has intensified significantly. Primarily as a result of legislation aimed at effecting a deregulation of the financial institution industry, along with other regulatory changes effected by the primary federal regulators of the various types of financial institutions, the practical distinctions between a commercial bank and a thrift institution have been almost totally eliminated.
                                       3

RECENT EVENTS
     On November 7, 1994, the Corporation announced that it had entered into a merger agreement with Security Capital Bancorp of Salisbury, North Carolina, a $1.2 billion bank holding company. The merger will be effected through a tax-free exchange of stock and is expected to be consummated in the second quarter of 1995. See "Pending Merger" in Management's Discussion and Analysis of Financial Condition and Results of Operations and Note 19 to the Consolidated Financial Statements.
SUPERVISION AND REGULATION
     Federal and state legislation and regulation have significantly affected the operations of financial institutions in the past several years and have increased competition among commercial banks, savings institutions and other providers of financial services. In addition, federal legislation has imposed new limitations on the investment authority of, and higher insurance and examination assessments on, financial institutions and has made other changes that may adversely affect the future operations and competitiveness of regulated financial institutions with other financial intermediaries. The operations of regulated depository institutions and their holding companies, including the Corporation and its Subsidiary Banks, will continue to be subject to changes in applicable statutes and regulations from time to time.
  BANK HOLDING COMPANY REGULATION
     The Corporation is a bank holding company registered with the Board of Governors of the Federal Reserve System (the "Federal Reserve") under the Bank Holding Company Act of 1956, as amended (the "BHC Act"). As such the Corporation and its Subsidiary Banks are subject to the supervision, examination and reporting requirements contained in the BHC Act and the regulations of the Federal Reserve. The BHC Act requires that a bank holding company obtain the prior approval of the Federal Reserve before (i) acquiring direct or indirect ownership or control of more than 5% of the voting shares of any bank, (ii) taking any action that causes a bank to become a subsidiary of the bank holding company, (iii) acquiring all or substantially all of the assets of any bank or
(iv) merging or consolidating with any other bank holding company.
     Congress has approved legislation which, after September 1995, will permit adequately capitalized and managed bank holding companies to acquire control of a bank in any state (the "Interstate Banking Law"). Existing state laws setting minimum age restrictions on target banks could be retained, so long as the age requirement does not exceed five years. Acquisitions will be subject to anti-trust provisions that cap at 10% the portion of the United States' bank deposits a single bank holding company may control, and cap at 30% the portion of a state's bank deposits a single bank holding company may control. A state will have the authority to waive the 30% cap.
     Under the Interstate Banking Law, beginning on June 1, 1997, banks will also be permitted to merge with one another across state lines, subject to concentration, capital and Community Reinvestment Act requirements and regulatory approval. A state can authorize mergers earlier than June 1, 1997, or it can opt out of interstate branching by enacting legislation before June 1, 1997.
     Effective with the date of enactment, a state can also choose to permit out-of-state banks to open new branches within its borders. In addition, if a state chooses to allow interstate acquisition of branches, then an out-of-state bank may also acquire branches by merger. Interstate branches that primarily siphon off deposits without servicing a community's credit needs will be prohibited. If loans are less than 50% of the average of all institutions in the state, the branch will be reviewed to see if it is meeting community credit needs. If it is not, the branch may be required to close and the bank may be restricted from opening a new branch in the state.
     The Interstate Banking Law also modifies the controversial safety and soundness provisions enacted in 1991 which required the banking regulatory agencies to write regulations governing such topics as internal controls, loan documentation, credit underwriting, interest rate exposure, asset growth, compensation and fees and whatever else those agencies determined to be appropriate. The legislation exempts bank holding companies from these provisions and requires the agencies to write guidelines, as opposed to regulations, dealing with these areas. It also gives more discretion to the banking regulatory agencies with regard to prescribing standards for banks' asset quality, earnings and stock valuation.
     The Interstate Banking Law also expands current exemptions from the requirement that banks be examined on a 12-month cycle. Exempted banks will be inspected every 18 months. Other provisions address paperwork reduction and regulatory improvements, small business and commercial real estate loan securitization, truth-in-lending amendments on high-cost mortgages, strengthening of the independence of certain financial regulatory agencies, money laundering, flood insurance
                                       4
reform and extension of certain statutes of limitation. At this time, the Corporation is unable to predict how the Interstate Banking Law may affect its operations.
     The BHC Act generally prohibits a bank holding company, with certain exceptions, from engaging in activities other than banking, or managing or controlling banks or other permissible subsidiaries, and from acquiring or retaining direct or indirect control of any company engaged in any activities other than those activities determined by the Federal Reserve to be closely related to banking, or managing or controlling banks, as to be a proper incident thereto. In determining whether a particular activity is permissible, the Federal Reserve must consider whether the performance of such an activity can reasonably be expected to produce benefits to the public, such as greater convenience, increased competition or gains in efficiency, that outweigh possible adverse effects, such as undue concentration of resources, decreased or unfair competition, conflicts of interest or unsound banking practices. Despite its prior approval, the Federal Reserve has the power to order a bank holding company or its subsidiaries to terminate any activity or to terminate its ownership or control of any subsidiary, when it has reasonable cause to believe that continuation of such activity or such ownership or control constitutes a serious risk to the financial safety, soundness or stability of any bank subsidiary of that bank holding company.
     Subsidiary banks of a bank holding company are subject to certain restrictions imposed by the Federal Reserve on any extension of credit to the bank holding company or any of its subsidiaries, investment in the stock or securities thereof and the acceptance of such stock or securities as collateral for loans to any borrower. A bank holding company and its subsidiaries are also prevented from engaging in certain tie-in arrangements in connection with any extension of credit, lease or sale of property or furnishing of services.
     There are a number of obligations and restrictions imposed by law and regulatory policies on bank holding companies and on their insured depository institution subsidiaries that are designed to minimize potential loss to depositors and the FDIC insurance funds in the event the depository institution becomes in danger of default or in default. In addition, the "cross-guarantee" provisions of the Federal Deposit Insurance Act requires insured depository institutions under common control to reimburse the FDIC for any loss suffered by either the Savings Association Insurance Fund (the "SAIF") or the Bank Insurance Fund (the "BIF") of the FDIC as a result of the default of a commonly controlled insured depository institution or for any assistance provided by the FDIC to a commonly controlled insured depository institution in danger of default. Management of the Corporation does not expect that any of these provision will have an impact on the operations of the Corporation or its Subsidiary Banks.
     Under the provisions of the North Carolina Bank Holding Company Act of 1984, the Corporation is registered with and subject to regulations of the North Carolina Commissioner of Banks (the "Commissioner"). In July of 1984, the General Assembly of North Carolina adopted the North Carolina Regional Reciprocal Banking Act (the "Reciprocal Act"). The Reciprocal Act permits banking organization in fourteen southeastern states and the District of Columbia with similar reciprocal legislation to acquire North Carolina banking organizations. All of these jurisdictions have enacted similar reciprocal legislation. As a result of this interstate banking legislation, the Corporation may become an acquisition target of banking organizations located in those states with reciprocal agreements. Additionally, the Corporation may pursue the acquisition of banking organizations located in those same states, although no such acquisitions are pending or presently contemplated. As a result of the consolidation in the banking industry and the expansion of the North Carolina super-regional bank holding companies, the North Carolina General Assembly enacted legislation during 1993 to terminate the Reciprocal Act on July 1, 1996. Termination of the Reciprocal Act will allow the acquisition of North Carolina banking organizations by banking organizations headquartered in any state.
     The Federal Deposit Insurance Corporation Improvement Act of 1991 ("FDICIA") was designed to reform the banking industry and to promote the viability of the industry and of the deposit insurance system. The effect of FDICIA on the Corporation and Subsidiary Banks will not be fully ascertainable until after all of the provisions are effective and after all of the regulations are adopted. Among other items, FDICIA tightens bank regulation and modifies the scope and manner of computing the cost of federal deposit insurance. Under FDICIA, regulatory supervision is linked to bank capital.
     FDICIA reduces the scope of federal deposit insurance. The most significant change ends the "too big to fail" doctrine under which the government protects all deposits in most banks, including those exceeding the $100,000 insurance limit. The FDIC's current ability to reimburse uninsured deposits, those over $100,000, will be sharply limited after 1994. The Federal Reserve's ability to finance banks with extended loans from its discount window has been restricted, beginning in December 1993. In addition, only the best capitalized banks will be able to offer insured brokered deposits or to insure accounts established under employee pension plans. The legislation instructed the FDIC to change the way it assesses banks for deposit insurance, moving from flat premiums to fees that require banks engaging in risky practices or maintaining levels of capital below mandated regulatory guidelines to pay higher premiums than conservatively managed banks.
                                       5

     On September 15, 1992, the FDIC announced an increase in the annual deposit insurance assessment for all covered banks and thrifts, which implemented the risk-related deposit insurance system required by FDICIA. The new insurance premiums took effect January 1, 1993. Under the FDIC risk-related deposit insurance system, each insured depository institution is assigned to one of three categories, "well capitalized", "adequately capitalized" or "under-capitalized" as defined in regulations promulgated pursuant to FDICIA by federal bank regulatory agencies. These categories are subdivided into three subgroups based upon the FDIC's evaluations of the risk posed by the depository institution, based in part on examinations by the institution's primary federal and/or state regulator.
     This risk-related system initially resulted in an eight basis point spread between the highest and lowest deposit insurance premiums. During 1994, the strongest institutions paid annual deposit insurance premiums of .23% and the weakest paid .31%. The Subsidiary Banks have been assigned to the highest classification level and, until the classification level or assessment rate changes, will be assessed at a rate of $.23 for every $100 of deposits. Proposals to modify assessment rates for the BIF and/or the SAIF are currently being discussed by the FDIC.
  SUBSIDIARY BANK REGULATION
     As a North Carolina-chartered bank, CCB is supervised and regulated by the North Carolina Banking Commission, the Commissioner and the FDIC. As a North Carolina-chartered savings bank, Graham Savings is regulated by the Administrator of the North Carolina Savings Institutions Division and the FDIC. Deposits in the Subsidiary Banks are insured by the FDIC; the Subsidiary Banks' deposits are primarily insured by the BIF with the exception of certain deposits acquired in 1993 through thrift acquisitions which are insured by the SAIF. The Subsidiary Banks also are subject to numerous state and federal statutes and regulations which affect their business, activities and operations.
  EFFECT OF GOVERNMENTAL POLICIES
     The earnings and business of the Corporation are and will be affected by the policies of various regulatory authorities of the United States, especially the Federal Reserve. The Federal Reserve, among other functions, regulates the supply of credit and deals with general economic conditions within the United States. The instruments of monetary policy employed by the Federal Reserve for these purposes influence in various ways the overall level of investments, loans, other extensions of credit and deposits, and the interest rates paid on liabilities and received on assets.
EMPLOYEE RELATIONS
     As of December 31, 1994, the Corporation and its Subsidiary Banks employed 1,538 full-time equivalent employees. The Corporation and its Subsidiary Banks are not parties to any collective bargaining agreements and employee relations are considered to be good.
                                   PROPERTIES
     The Corporation's principal executive offices are located at 111 Corcoran Street, Durham, North Carolina in a 17-story office building constructed in 1937. This office building is owned in fee simple by CCB and also serves as the home office of CCB. A majority of the major staff functions are located therein. The Corporation's Customer Service Center is a one-story leased building also located in Durham, North Carolina that has been occupied since 1990. The Subsidiary Banks operate 112 branch bank locations, approximately 58 of which are either leased buildings or leased property on which the Subsidiary Banks have constructed banking offices.
     Southland Associates, Inc. owns real estate, other than premises, with a net book value of approximately $4,881,000 at December 31, 1994. This real estate consists of various parcels of land that are being developed for commercial and residential use in the City of Durham and in Durham County, North Carolina.
                               LEGAL PROCEEDINGS
     See Note 14 to the Consolidated Financial Statements for a discussion of legal proceedings.
    MARKET FOR THE REGISTRANT'S COMMON STOCK AND RELATED SHAREHOLDER MATTERS
     See "Capital Resources" in Management's Discussion and Analysis of Financial Condition and Results of Operations for the Corporation's stock prices and dividends paid during 1994 and 1993 and discussion of other shareholder matters. On January 17, 1995, a dividend of $.34 per share was declared for payment on April 3, 1995 to shareholders of record as of March 15, 1995.
                                       6

               MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL
                      CONDITION AND RESULTS OF OPERATIONS
     The purpose of this discussion and analysis is to provide the reader with a concise description of the financial condition and changes therein and results of operations of CCB Financial Corporation (the "Corporation") and its wholly-owned subsidiaries, Central Carolina Bank and Trust Company ("CCB"), CCB Savings Bank of Lenoir, Inc., SSB ("CCB Savings"), Graham Savings Bank, Inc., SSB ("Graham Savings") and Central Carolina Bank-Georgia (collectively, the "Subsidiary Banks") for the years ended December 31, 1994, 1993 and 1992. The consolidated financial statements also include the accounts and results of operations of CCB's wholly-owned subsidiaries, CCB Investment and Insurance Service Corporation ("CCBIISC"), CCBDE, 1st Home Mortgage Acceptance Corporation and Southland Associates, Inc.
     During 1993, the Corporation completed the acquisition of three mutual savings banks and CCB acquired certain assets and assumed certain liabilities of the Greensboro, North Carolina operations of a savings and loan association (collectively, the "Acquisitions"). As all of the Acquisitions were accounted for as purchases, the results of operations of the financial institutions acquired prior to the dates of acquisition are not included in the consolidated financial statements. The assets of the Acquisitions totaled $778 million at their respective acquisition dates. The acquisitions of the mutual savings banks involved their conversions from mutual savings banks to stock savings banks and their simultaneous acquisition by the Corporation. In conjunction with these transactions, the Corporation sold 688,742 shares of its common stock. Subsequent to acquisition, two of the mutual savings banks were merged to form CCB Savings. On February 3, 1995, CCB Savings was merged with and into CCB and its offices will be operated as CCB offices.
     This discussion and analysis is intended to complement the audited financial statements and footnotes and the supplemental financial data and charts appearing elsewhere in this report, and should be read in conjunction therewith. This discussion and analysis will focus on the following major areas:
Results of Operations, Financial Position, Capital Resources, Asset Quality, Liquidity and Interest-Sensitivity and Pending Merger.
RESULTS OF OPERATIONS
     The Corporation reported record earnings in 1994 as income before cumulative changes in accounting principles for the year amounted to $38,478,000, an increase of $9,253,000 or 31.7% over the year ended 1993. Net income in 1994 increased by $10,624,000 to $38,478,000, a 38.1% increase. Income before cumulative changes in accounting principles for the year ended December 31, 1993 increased 15.4% over the year ended 1992 to $29,225,000. Net income in 1993 increased from 1992's level by $2,532,000 to $27,854,000. The five-year compound annual growth rate for net income has been 12.9%.
     Primary income per share before cumulative changes in accounting principles and primary income per share was $4.06 in 1994 compared to $3.50 and $3.33, respectively, in 1993. Primary income per share was $3.30 in 1992. Table 1 compares the contributions to primary income per share for each income statement caption for the years ended December 31, 1994, 1993 and 1992 and the respective change from year to year.
     On a fully diluted basis (assuming conversion of the Corporation's convertible subordinated debentures issued in 1985 which were outstanding until the second quarter of 1993), income per share before cumulative changes in accounting principles was $4.06 in 1994 versus $3.41 in 1993, a 19.1% increase. Fully diluted net income per share in 1994 was $4.06, a 24.9% increase from 1993's $3.25. Fully diluted net income per share in 1992 was $3.10.
     The return on average assets before cumulative changes in accounting principles was 1.16% in 1994 compared to 1.08% and 1.16% in 1993 and 1992, respectively. Return on average shareholders' equity before cumulative changes in accounting principles was 14.90%, 13.94% and 14.32% in 1994, 1993 and 1992, respectively.
  NET INTEREST INCOME
     Net interest income is one of the major determining factors in a financial institution's performance as it is its principal source of earnings. Table 2 presents average balance sheets and a net interest income analysis on a taxable equivalent basis for each of the years in the three-year period ended December 31, 1994.
                                       7

                                    TABLE 1
                     COMPONENTS OF INCOME PER PRIMARY SHARE

                                                                              Years Ended December 31          Change from
                                                                               1994     1993     1992     1994/1993    1993/1992
Interest income                                                               $25.49    23.04    22.14       2.45          .90
Interest expense                                                               10.22     8.85     9.22       1.37         (.37)
Net interest income                                                            15.27    14.19    12.92       1.08         1.27
Provision for loan and lease losses                                              .94      .77      .78        .17         (.01)
Net interest income after provision                                            14.33    13.42    12.14        .91         1.28
Other income                                                                    4.27     4.68     4.27       (.41)         .41
Other expenses                                                                 12.54    12.85    11.56       (.31)        1.29
Income before income taxes and cumulative changes in accounting principles      6.06     5.25     4.85        .81          .40
Income taxes                                                                    2.00     1.75     1.55        .25          .20
Income before cumulative changes in accounting principles                       4.06     3.50     3.30        .56          .20
Cumulative changes in accounting principles (1)                                 --       (.17)    --          .17         (.17)
Net income                                                                    $ 4.06     3.33     3.30        .73          .03

(1) The cumulative changes in accounting principles reflect the 1993 adoption of Statement of Financial Accounting Standards No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions", which resulted in a one-time net charge of $2,271,234 ($3,736,834 pre-tax) in recognition of the entire Accumulated Postretirement Benefit Obligation and adoption of Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes", which resulted in a one-time benefit of $900,000.
................................................................................
     As shown in Table 2, the Corporation realized net taxable equivalent interest income of $149,967,000 in 1994. Average earning assets increased $581,733,000 in 1994 due primarily to a full year's ownership of the Acquisitions' assets. Net amortization of mark-to-market adjustments for acquired loans and deposits had a favorable 5 basis point impact on the net interest margin. Changes in the mix of earning assets toward higher-earning loans and lease financing in combination with rising interest rates increased the yields on earning assets 19 basis points in 1994. This increase was offset by a 23 basis point increase in the rate of interest-bearing liabilities as liabilities began to reprice in accordance with increases in interest rates. Consequently, the interest rate spread fell to 4.27% in 1994 from 1993's 4.31%. The contribution of free liabilities to the net interest margin rose to 60 basis points in 1994 from 56 basis points in 1993. As a result of the above factors, the net interest margin remained at 4.87% for 1994. The overall increase in net interest income of $28,449,000 was due to net increases in volume of $28,254,000 and net increases in rate of $195,000.
     In 1993 the average earning asset base was expanded by $492,370,000 to $2,496,290,000, a 24.6% increase over 1992's level due primarily to the Acquisitions. Declines in the interest spreads in 1993 and the effect of the Acquisitions, whose interest spreads and margins were less than the Corporation's, resulted in the net interest margin falling to 4.87% from 1992's 5.16%. Net amortization of mark-to-market adjustments for acquired loans and deposits had a favorable 7 basis point impact on the net interest margin. Yields on earning assets fell 86 basis points in 1993 which was not entirely offset by the 68 basis point decrease in the cost of interest-bearing liabilities. Consequently, the interest rate spread fell to 4.31% in 1993 from 1992's 4.49%. The contribution of free liabilities fell to 56 basis points in 1993 from 67 basis points in 1992 due primarily to the Acquisitions not having a significant amount of noninterest-bearing deposits.
     Growth in the average earning asset base in the two previous years has primarily occurred in the loans and lease financing and investment securities portfolios. Average loans and lease financing increased by $484,732,000 or 26.9% in 1994 and $314,713,000 or 21.1% in 1993, primarily as a result of the Acquisitions. Average investment securities increased by $82,635,000 or 15.3% in 1994 and $163,912,000 or 43.5% in 1993. In 1994, the mix in earning assets shifted slightly due to increased loan demand with loans and lease financing comprising 74.4% of average earning assets versus 72.2% in 1993. Other than the 1993 Acquisitions, expansion of the earning asset base during the periods presented has been funded primarily with increases in the deposit base and the proceeds from the 1993 sale of the Corporation's common stock in a public offering. Substantially all deposits originate within the Subsidiary Banks' market areas. Average total deposits increased by approximately $475,083,000 or 20.1% in 1994, while in 1993 the increase was $446,089,000 or 23.3% due primarily to the Acquisitions.
                                       8

                                    TABLE 2
               AVERAGE BALANCES AND NET INTEREST INCOME ANALYSIS
                 (Taxable Equivalent Basis -- In Thousands) (1)

                                                                     Years Ended December 31
                                                 1994                              1993                         1992
                                                 INTEREST   AVERAGE                INTEREST   AVERAGE                INTEREST
                                     AVERAGE     INCOME/    YIELD/     AVERAGE     INCOME/    YIELD/     AVERAGE     INCOME/
                                     BALANCE     EXPENSE     RATE      BALANCE     EXPENSE     RATE      BALANCE     EXPENSE
EARNING ASSETS:
Loans and lease financing (2)       $2,289,388    199,346     8.71%    1,804,656    155,689     8.63     1,489,943    138,929
U.S. Treasury and U.S. Government
  agencies and corporations            540,997     32,875     6.08       459,713     27,400     5.96       307,280     23,090
States and political subdivisions       53,318      5,549    10.41        43,965      5,235    11.91        45,959      5,574
Equity and other securities             29,340      1,966     6.70        37,342      2,344     6.28        23,869      1,625
Federal funds sold and other
  short-term investments               136,326      5,778     4.24       132,722      4,135     3.12       136,869      4,906
Time deposits in other banks            28,654      1,428     4.98        17,892        536     3.00        --             --
    Total earning assets             3,078,023    246,942     8.02%    2,496,290    195,339     7.83     2,003,920    174,124
NON-EARNING ASSETS:
Cash and due from banks                143,662                           132,500                           116,591
Premises and equipment                  42,608                            40,185                            35,106
All other assets, net                   46,492                            25,998                            23,835
    Total assets                    $3,310,785                         2,694,973                         2,179,452
INTEREST-BEARING LIABILITIES:
Savings and time deposits           $2,442,150     89,045     3.65%    2,012,108     69,939     3.48     1,613,716     67,232
Federal funds purchased and
  securities sold under agreements
  to repurchase                         36,756      1,136     3.09        29,016        564     1.94        26,525        654
Other short-term borrowed funds         27,667      1,251     4.52        21,116        668     3.16        15,451        483
Long-term debt                          77,043      5,543     7.19        36,681      2,650     7.22        27,735      2,268
    Total interest-bearing
      liabilities                    2,583,616     96,975     3.75%    2,098,921     73,821     3.52     1,683,427     70,637
OTHER LIABILITIES AND
  SHAREHOLDERS' EQUITY:
Demand deposits                        391,384                           346,343                           298,646
Other liabilities                       77,612                            40,037                            20,510
Shareholders' equity                   258,173                           209,672                           176,869
    Total liabilities
      and shareholders' equity      $3,310,785                         2,694,973                         2,179,452
NET INTEREST INCOME AND NET
  INTEREST MARGIN (3)                            $149,967     4.87%                 121,518     4.87                  103,487
INTEREST RATE SPREAD (4)                                      4.27%                             4.31
                                    AVERAGE
                                    YIELD/
                                     RATE
EARNING ASSETS:
Loans and lease financing (2)         9.32
U.S. Treasury and U.S. Government
  agencies and corporations           7.51
States and political subdivisions    12.13
Equity and other securities           6.81
Federal funds sold and other
  short-term investments              3.58
Time deposits in other banks            --
    Total earning assets              8.69
NON-EARNING ASSETS:
Cash and due from banks
Premises and equipment
All other assets, net
    Total assets
INTEREST-BEARING LIABILITIES:
Savings and time deposits             4.17
Federal funds purchased and
  securities sold under agreements
  to repurchase                       2.47
Other short-term borrowed funds       3.13
Long-term debt                        8.18
    Total interest-bearing
      liabilities                     4.20
OTHER LIABILITIES AND
  SHAREHOLDERS' EQUITY:
Demand deposits
Other liabilities
Shareholders' equity
    Total liabilities
      and shareholders' equity
NET INTEREST INCOME AND NET
  INTEREST MARGIN (3)                 5.16
INTEREST RATE SPREAD (4)              4.49

(1) The taxable equivalent basis is computed using 35% federal and 7.83% state tax rates in 1994, 35% federal and 7.91% state tax rates in 1993 and 34% federal and 7.98% state tax rates in 1992 where applicable.
(2) The average loan and lease financing balances include nonaccruing loans and lease financing. Loan fees of $7,104,000, $8,109,000 and $6,316,000 for
    1994, 1993, and 1992, respectively, are included in interest income.
(3) Net interest margin is computed by dividing net interest income by total earning assets.
(4) Interest rate spread equals the earning asset yield minus the interest-bearing liability rate.
                                       9

                                    TABLE 3
                       VOLUME AND RATE VARIANCE ANALYSIS
                 (Taxable Equivalent Basis -- In Thousands) (1)

                                                                         Years Ended December 31
                                                                   1994                                  1993
                                                    VOLUME           RATE         TOTAL         VOLUME           RATE
                                                 VARIANCE (2)    VARIANCE (2)    VARIANCE    VARIANCE (2)    VARIANCE (2)
INTEREST INCOME:
Loans and lease financing                          $ 42,201          1,456        43,657        27,635          (10,875)
U.S. Treasury and U.S. Government agencies and
  corporations                                        4,915            560         5,475         9,771           (5,461)
States and political subdivisions                         8            306           314           (16)            (323)
Equity and other securities                            (534)           156          (378)          861             (142)
Federal funds sold and short-term investments           116          1,527         1,643          (147)            (624)
Time deposits in other banks                            425            467           892           536           --
    Total interest income                            47,131          4,472        51,603        38,640          (17,425)
INTEREST EXPENSE:
Savings and time deposits                            15,551          3,555        19,106        14,954          (12,247)
Federal funds purchased and securities sold
  under agreements to repurchase                        178            394           572            58             (148)
Other short-term borrowed funds                         244            339           583           180                5
Long-term debt                                        2,904            (11)        2,893           671             (289)
    Total interest expense                           18,877          4,277        23,154        15,863          (12,679)
INCREASE (DECREASE) IN NET INTEREST INCOME         $ 28,254            195        28,449        22,777           (4,746)
                                                 TOTAL
                                                VARIANCE
INTEREST INCOME:
Loans and lease financing                        16,760
U.S. Treasury and U.S. Government agencies and
  corporations                                    4,310
States and political subdivisions                  (339)
Equity and other securities                         719
Federal funds sold and short-term investments      (771)
Time deposits in other banks                        536
    Total interest income                        21,215
INTEREST EXPENSE:
Savings and time deposits                         2,707
Federal funds purchased and securities sold
  under agreements to repurchase                    (90)
Other short-term borrowed funds                     185
Long-term debt                                      382
    Total interest expense                        3,184
INCREASE (DECREASE) IN NET INTEREST INCOME       18,031

(1) The taxable equivalent basis is computed using 35% federal and 7.83% state tax rates in 1994, 35% federal and 7.91% state tax rates in 1993 and 34% federal and 7.98% state tax rates in 1992 where applicable.
(2) The rate/volume variance for each category has been allocated on a consistent basis between rate and volume variances based on the percentage of the rate or volume variance to the sum of the absolute value of the two variances.
................................................................................
                                    TABLE 4
                             AVERAGE TOTAL DEPOSITS
                                 (In Thousands)

                                                                                  Years Ended December 31
                                                                   1994                     1993                    1992
                                                            AVERAGE      AVERAGE     AVERAGE     AVERAGE     AVERAGE     AVERAGE
                                                            BALANCE       RATE       BALANCE      RATE       BALANCE      RATE
SAVINGS AND TIME DEPOSITS:
Savings and NOW accounts                                   $  407,115      2.23%      358,932      2.12       310,889      2.87
Money market accounts                                         836,193      3.15       666,261      2.69       547,768      3.46
Time                                                        1,198,842      4.47       986,915      4.50       755,059      5.22
    Total savings and time deposits                         2,442,150      3.65%    2,012,108      3.48     1,613,716      4.17
DEMAND DEPOSITS                                               391,384                 346,343                 298,646
    Total deposits                                         $2,833,534               2,358,451               1,912,362

................................................................................
                                       10

OTHER INCOME AND OTHER EXPENSES
     Other income consists primarily of service charges on deposit accounts, trust and custodian fees, insurance commissions, fees and service charges for various other banking services and accretion of negative goodwill resulting from the Acquisitions. Increases in other income were experienced in 1994 in virtually all categories but other operating income and net securities gains. These increases were due in part to increases in the asset and customer bases from the Acquisitions. Other income, excluding net securities gains, totaled $40,107,000 for the year ended 1994, a $3,699,000 increase over 1993. Other income, excluding net securities gains, totaled $36,408,000 in 1993 and $30,630,000 in 1992. The five-year compound growth rate for other income was 7.8% at December 31, 1994.
     As in prior years, service charges on deposit accounts was the largest source of other income. These service charges amounted to $19,307,000 in 1994, a 6.0% increase over 1993. Fees and service charges are evaluated periodically to reflect the costs of providing the services and to consider competitive factors.
     Trust and custodian fees rose to $6,852,000 from $6,433,000 in 1993 due to increased revenues from personal and employee benefit trust services. Trust and custodian fees totaled $5,862,000 in 1992. Managed assets totaled $1.1 billion at December 31, 1994.
     During 1993, the Corporation began emphasizing the selling of annuity products through CCB's subsidiary, CCBIISC. Consequently, insurance commissions rose from $1,642,000 in 1992 to $2,242,000 in 1993 to $2,534,000 in 1994. A new
proprietary mutual fund, the 111 Corcoran Equity Fund, was launched in late 1994 and is being sold by CCBIISC. In 1995, CCBIISC will begin to offer full brokerage services to customers which will provide another source of noninterest revenue.
     Negative goodwill (the excess of net assets acquired over costs) totaling $33,552,000 was recorded in the Acquisitions and is being accreted to income over a ten-year period on a straight-line basis. Accretion of negative goodwill from the Acquisitions totaled $3,351,000 in 1994, a $2,155,000 increase over 1993.
     Other operating income decreased from 1993's level due primarily to decreases in gains on sales of mortgage loans.
     Securities gains, net of losses, of $427,000, $2,652,000 and $2,065,000 were realized in 1994, 1993 and 1992, respectively. After the related income tax effects, respective net gains amounted to $256,000, $1,588,000 and $1,254,000. The net securities gains in 1994 were realized primarily through the sales of U.S. Treasury securities and equity securities with amortized costs of $81,379,000 and $35,310,000, respectively. The securities sold were included in the available for sale portfolio. Approximately $1,833,000 of the securities gains in 1993 were realized through the sales of U.S. Treasury securities with book values of $39,254,000. Another $116,000 of the 1993 net gains on sales of investment securities were due to the sales of investment securities, with book values of $53,322,000, acquired through the Acquisitions that did not fit into the Corporation's investment securities strategy. The net gains of $2,065,000 in 1992 were realized through the sales of approximately $22,000,000 in higher coupon Government National Mortgage Association securities. The mortgages underlying these securities had higher interest rates than those available in the market, and thus were prepaying at an accelerated rate and at their par value. In recognition of these conditions, management felt that it was prudent to sell these securities and recognize the gains before further erosion in value occurred.
     Table 5 presents various operating efficiency ratios for the Corporation for the prior five years. Noninterest income as a percentage of average assets in 1994 and 1993 are lower than 1992's level as a result of the rise in average assets not equating to a proportionate increase in noninterest income. The noninterest income ratio for 1994 dropped from 1993's level primarily as a result of the decreases in gains on sales of investment securities and sales of mortgage loans.
     Other expenses in 1994 increased by $13,315,000 or 12.6% over 1993. This increase was due primarily to a full year of operating expenses for the Acquisitions' operations. Other expenses in 1993 increased by $17,036,000 or 19.2%, while in 1992 the increase was a more modest 3.6%. The 1993 increase was primarily due to expenses related to the Acquisitions such as system conversion and training costs, revamping offices, marketing and other costs to complete the Acquisitions and amortization of goodwill related to the Acquisitions.
                                       11

                                    TABLE 5
                          OPERATING EFFICIENCY RATIOS

                                                                                                 Years Ended December 31
                                                                                         1994     1993     1992     1991     1990
As a percentage of average assets:
  Noninterest income                                                                      1.22%    1.45     1.50     1.58     1.49
  Personnel expense                                                                       1.77     1.98     2.11     2.18     2.01
  Occupancy and equipment expense                                                          .53      .62      .72      .77      .78
  Other operating expense                                                                 1.30     1.32     1.23     1.20     1.19
  Total noninterest expense                                                               3.60     3.92     4.06     4.15     3.98
  Net overhead (noninterest expense less noninterest income)                              2.38%    2.47     2.56     2.57     2.49
Noninterest expense as a percentage of net interest income and other income (1)          62.43%   65.77    65.04    66.71    65.93
Average assets per employee (in millions)                                               $ 2.13     1.71     1.56     1.55     1.40

(1) Presented using taxable equivalent net interest income. The taxable equivalent basis is computed using 35% federal and 7.83% state tax rates in 1994, 35% federal and 7.91% state tax rates in 1993, 34% federal and 7.98% state tax rates in 1992, 34% federal and 8.06% state tax rates in 1991 and 34% federal and 7% state tax rates in 1990 where applicable.
................................................................................
     Personnel expense comprised 49.3% of all other expenses during 1994 compared to 50.6% in 1993 and 52.1% in 1992. Net occupancy and equipment expense remained relatively stable in absolute dollars from 1993 to 1994 but decreased significantly as a percent of total other expenses, 14.7% for 1994, 15.8% for 1993 and 17.7% for 1992. Other operating expense increased $7,319,000 in 1994 due in part to increased legal and professional fees of $1,380,000, primarily from data processing conversions; increased amortization of goodwill from Acquisitions and other intangible assets of $1,001,000; increased deposit and other insurance expense of $1,334,000; and, write-downs of real estate acquired through foreclosure of $1,000,000. As reported in Table 5, total noninterest expense as a percentage of average assets continued to show favorable improvement to 3.60% for 1994 from a high of 4.15% in 1991. The Corporation's efficiency ratio, noninterest expense as a percentage of net interest income and other income, has improved over the past four years from 66.71% in 1991 to 62.43% in 1994. Management will continue to closely monitor this ratio and anticipates continuing improvement as cost-containment programs implemented in 1993 continue to show positive results.
INCOME TAXES
     Income tax expense was $18,967,000 in 1994, $14,640,000 in 1993 and
$11,915,000 in 1992. The Corporation's effective income tax rate was 33.0%, 33.4% and 32.0% in 1994, 1993 and 1992, respectively. The effective income tax rate for 1994 is lower than the 1994 combined statutory federal and state tax rate of 40.1% due to income earned on tax-exempt investments and loans. Deferred tax assets of $20,968,000 and deferred tax liabilities of $8,900,000 are recorded on the Consolidated Balance Sheet as of December 31, 1994. The Corporation has determined that a valuation allowance for the deferred tax assets is not needed at December 31, 1994.
CUMULATIVE CHANGES IN ACCOUNTING PRINCIPLES
     During 1993, the Corporation adopted two accounting standards, Statement of Financial Accounting Standards ("SFAS") No. 106 and SFAS No. 109, whose impacts on the financial position and results of operations of the Corporation were properly recorded as cumulative changes in accounting principles. Upon the adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions", the Corporation recorded a one-time charge of $2,271,234 ($3,736,834 pre-tax) in recognition of the entire accumulated postretirement benefit obligation. The Corporation also adopted SFAS No. 109, "Accounting for Income Taxes", and recorded a favorable one-time benefit of $900,000.
QUARTERLY INCOME STATEMENTS
     Income statements for each of the quarters in the five-quarter period ended December 31, 1994 are included in Table 6. Net interest income increased steadily during the 1994 periods presented as average earning assets climbed from $2,992,864,000 for the quarter ended December 31, 1993 to $3,236,019,000 for the quarter ended December 31, 1994. The efficiency ratio for the five quarters improved from 64.62% for the quarter ended December 31, 1993 to 61.93% for the last quarter of 1994.
                                       12

                                    TABLE 6
                      INCOME STATEMENTS FOR FIVE QUARTERS
                            ENDED DECEMBER 31, 1994
                      (In Thousands Except Per Share Data)

                                                                                          Three Months Ended
                                                                       12/31/94    9/30/94     6/30/94     3/31/94     12/31/93
Total interest income                                                  $67,080      62,260      58,522      53,869      54,649
Total interest expense                                                  28,528      24,847      22,410      21,190      21,034
Net interest income                                                     38,552      37,413      36,112      32,679      33,615
Provision for loan and lease losses                                      3,120       2,325       2,223       1,252       1,918
Net interest income after provision                                     35,432      35,088      33,889      31,427      31,697
Service charges on deposits                                              5,016       4,820       4,820       4,651       4,970
Trust income                                                             1,856       1,372       1,812       1,812       1,894
Insurance commissions                                                      481         573         687         793         747
Accretion of negative goodwill                                             825         826         847         853         809
Other                                                                    1,978       2,082       1,816       2,187       2,439
Securities gains, net                                                      382       --              1          44       2,403
    Total other income                                                  10,538       9,673       9,983      10,340      13,262
Personnel expense                                                       14,645      14,856      14,384      14,714      14,754
Occupancy and equipment                                                  4,240       4,375       4,246       4,585       4,580
Deposit and other insurance                                              1,761       1,732       1,731       1,672       1,843
Amortization of intangible assets                                          643         643         643         643         643
Other                                                                   10,028       7,769       8,119       7,496       9,343
    Total other expenses                                                31,317      29,375      29,123      29,110      31,163
Income before income taxes                                              14,653      15,386      14,749      12,657      13,796
Income taxes                                                             4,516       5,238       5,002       4,211       4,545
Net income                                                             $10,137      10,148       9,747       8,446       9,251
Net income per share                                                   $  1.08        1.07        1.02         .89        1.03

................................................................................
FINANCIAL POSITION
     At the end of 1994, assets totaled $3,548,186,000, a 8.9% increase over year-end 1993. Average assets for 1994 were $3,310,785,000 versus $2,694,973,000 in 1993. The five-year compound growth rate for period-end and average assets was 12.3%. This growth rate was enhanced by the assets acquired through the Acquisitions of approximately $778 million.
     Table 7 shows the year-end breakdown of the major categories of the loans and lease financing portfolio for the previous five years based upon regulatory classifications. While outstanding loans and lease financing increased $349,022,000 over 1993's total, the loan mix at year-end 1994 is generally consistent with the loan mix at December 31, 1993 as growth was experienced in all categories. All of the 1994 loan growth was internally generated versus the $638,353,000 loan growth in 1993 of which $462,330,00 was due to the Acquisitions. Substantially all loans are made on a secured basis with the exception of credit card receivables and, with the exception of marketable mortgage loans, are originated for retention in the Subsidiary Banks' portfolios. In general, the Subsidiary Banks do not purchase loans or participate with others in the origination of loans and confine their lending activities to North Carolina except for credit card receivables which are offered on a nationwide basis. Lending officers of the Subsidiary Banks generally consider the cash flow or earnings power of the borrower as the primary source of repayment and determine on a case-by-case or product-by-product basis whether to obtain collateral to provide an additional degree of security. Furthermore, the Subsidiary Banks try to maintain a balance between commercial and consumer types of lending. The Subsidiary Banks do not engage in highly leveraged transactions or foreign lending activities. There were no concentrations of loans exceeding 10% of total loans other than those categories in Table 7.
                                       13

                                    TABLE 7
                           LOANS AND LEASE FINANCING
                                 (In Thousands)

                                                                                           As of December 31
                                                                        1994         1993         1992         1991         1990
Commercial, financial and agricultural                               $  450,298      386,204      321,488      343,418      279,617
Real estate -- construction                                             341,965      220,395      170,641      166,372      173,523
Real estate -- mortgage                                               1,262,194    1,153,503      682,445      609,816      607,435
Instalment loans to individuals                                         233,823      201,984      163,996      181,146      190,432
Credit card receivables                                                 190,881      175,485      161,873      119,262      100,960
Lease financing                                                          33,433       25,062       24,241       29,767       33,544
    Total gross loans and lease financing                             2,512,594    2,162,633    1,524,684    1,449,781    1,385,511
Less: unearned income                                                     4,083        3,144        3,548        4,906        6,221
    Total loans and lease financing                                  $2,508,511    2,159,489    1,521,136    1,444,875    1,379,290

................................................................................
     Loans in the commercial, financial and agricultural category consist primarily of short-term and/or floating rate commercial loans made to medium-sized companies. There is no substantial loan concentration in any one industry. Real estate-construction loans are primarily made to commercial developers and residential contractors on a floating rate basis. Cash flow analyses for each project are analyzed with additional reliance upon collateral values. Management expects moderate to strong growth in these categories during 1995 as the economy continues to strengthen. See Table 8 for a schedule of maturities and sensitivities of these loan types to changes in interest rates.
     Real estate-mortgage loans consist primarily of loans secured by first or second deeds of trust on primary residences (67% of total real estate-mortgage loans). It is the Subsidiary Banks' general policy to primarily retain adjustable rate first mortgage loans within the portfolio. The remaining portion (33%) of real estate-mortgage loans are primarily for commercial purposes and often include the commercial borrower's real property in addition to other collateral. Management anticipates moderate growth in this category despite the higher interest rate environment expected for 1995 due to the economic conditions of the Subsidiary Banks' markets.
     Instalment loans to individuals consist primarily of loans secured by automobiles and other consumer personal property. Lending officers consider the customer's debt obligations, ability and willingness to repay and general economic trends in their decision to extend credit. In 1993, the Corporation emphasized an alliance with a major automobile insurance company and increased the amount of automobile loans through referrals from the insurance company. Consequently, outstanding instalment loans increased 23.2% in 1993 over 1992's level of $163,996,000 and increased to $233,823,000 at year-end 1994.
     Credit card receivables have increased steadily during the periods presented. Products offered within this category include revolving lines of credit, overdraft protection and traditional credit card services. The nationwide introduction of a new credit card product in 1993 that has interest rates lower than many competitors' rates contributed to the increase in credit card balances outstanding. Management expects continued growth in this line of business during 1995.
     The net leasing portfolio increased 33.4% in 1994 to $33,433,000 due to restructuring of the leasing department and an emphasis on attracting new leasing customers. The leasing portfolio is not concentrated in any one line of business or type of equipment.
                                       14

                                    TABLE 8
                MATURITIES AND SENSITIVITIES OF LOANS TO CHANGES
                               IN INTEREST RATES
                                 (In Thousands)

                                                                                            As of December 31, 1994
                                                                                        COMMERCIAL,
                                                                                       FINANCIAL AND     REAL ESTATE --
                                                                                       AGRICULTURAL       CONSTRUCTION
Due in one year or less                                                                  $ 188,187            267,040
Due after one year through five years:
  Fixed interest rates                                                                     108,917             23,364
  Floating interest rates                                                                   72,014             24,282
Due after five years:
  Fixed interest rates                                                                      50,564             12,756
  Floating interest rates                                                                   30,616             14,523
    Total                                                                                $ 450,298            341,965
                                                                                       TOTAL
Due in one year or less                                                                455,227
Due after one year through five years:
  Fixed interest rates                                                                 132,281
  Floating interest rates                                                               96,296
Due after five years:
  Fixed interest rates                                                                  63,320
  Floating interest rates                                                               45,139
    Total                                                                              792,263

................................................................................
     Investment securities decreased 4.1% to $592,118,000 at December 31, 1994 as a result of the previously discussed shift in the earning asset mix toward higher-earning loans and lease financing. The largest decreases were experienced in equity securities due to the first quarter 1994 decision to liquidate the majority of investments in mutual funds (with a resulting loss of $374,000) and in obligations of U.S. Government agencies and corporations due to significant maturities and prepayments. Proceeds from these sales, maturities and prepayments were reinvested in the loan and lease financing portfolio and in U.S. Treasury securities and obligations of states and political subdivisions, both of whose income is partially tax-exempt.
     Effective January 1, 1994, the Corporation adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Under this SFAS, debt and equity securities that have readily determinable fair values are segregated into three categories for accounting and reporting purposes. Debt and equity securities that the Corporation has the positive intent and ability to hold until maturity are classified as held for investment and are reported at amortized cost. Securities held for investment totaled $82,673,000 or 14.0% of the total investment securities portfolio at December 31, 1994. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. The Corporation had no trading securities at December 31, 1994 or at any time during 1994. Debt and equity securities not classified as either held for investment or as trading securities are classified as available for sale securities and reported at fair value, with unrealized gains and losses excluded from earnings and reported in a separate component of shareholders' equity, net of taxes. At December 31, 1994, securities available for sale totaled $509,445,000 or 86.0% of the total investment securities portfolio. As SFAS No. 115 cannot be retroactively applied to prior years' financial statements, there are no changes in previously recognized unrealized losses on marketable equity securities. Upon adoption of SFAS No. 115 on January 1, 1994, the Corporation recorded a mark-to-market adjustment of $9,895,000. Due to changes in the market during 1994, the mark-to-market for available for sale securities totaled $(19,958,000) at December 31, 1994 and resulted in $12,272,000 being deducted from total shareholders' equity after applying applicable taxes. The Corporation does not currently anticipate selling a significant amount of the securities available for sale in the near future. SFAS No. 115 will cause future fluctuations in shareholders' equity based on changes in the market values of debt and equity securities classified as available for sale.
     Average deposits rose in 1994 to $2,833,534,000 from $2,358,451,000 in
1993. The largest increases were experienced in money market accounts, $169,932,000, and retail time deposits, $167,544,000. As a percentage of average total deposits, interest-bearing deposits were 86.2% in 1994 versus 85.3% in 1993. While demand deposits as a percentage of average total deposits fell to 13.8%, on average they grew $45,041,000 in 1994.
     The Corporation's ratio of long-term debt to shareholders' equity decreased slightly and stood at 30.6% at December 31, 1994 compared to 31.4% and 14.6% at December 31, 1993 and 1992, respectively. The ratio's increase from 1992 to 1993 was due to the Corporation's 1993 call of its 8.75% convertible subordinated debentures and its subsequent issuance of $40,000,000 of 6.75% subordinated notes.
                                       15

                                    TABLE 9
                        INVESTMENT SECURITIES PORTFOLIO
                                 (In Thousands)

                                                                                       As of December 31
                                                                      1994                    1993                   1992
                                                              AMORTIZED    CARRYING    CARRYING    MARKET     CARRYING    MARKET
                                                                COST        VALUE       VALUE       VALUE      VALUE       VALUE
SECURITIES AVAILABLE FOR SALE
U.S. Treasury                                                 $325,470     313,094     266,465     275,346      --          --
U.S. Government agencies and corporations                      193,932     188,159     242,353     243,368      --          --
Equity securities                                               10,000       8,192      44,474      44,474      --          --
    Total securities available for sale                       $529,402     509,445     553,292     563,188      --          --

                                                                           WEIGHTED
                                                                           AVERAGE
                                                              CARRYING      YIELD
                                                                VALUE        (1)
Maturity and Yield Schedule as of December 31, 1994
U.S. Treasury:
  Within 1 year                                               $ 38,725       5.71%
  After 1 but within 5 years                                   217,475       6.06
  After 5 but within 10 years                                   56,894       6.61
    Total U.S. Treasury                                        313,094       6.12
U.S. Government agencies and corporations:
  Within 1 year                                                 47,967       6.52
  After 1 but within 5 years                                    84,362       5.96
  After 5 but within 10 years                                   37,248       7.23
  After 10 years (2)                                            18,582       9.70
    Total U.S. Government agencies and corporations            188,159       6.71
Equity securities                                                8,192       8.72
    Total securities available for sale                       $509,445       6.39%

................................................................................

                                                                                       As of December 31
                                                                       1994                    1993                  1992
                                                               CARRYING      MARKET     CARRYING    MARKET    CARRYING    MARKET
                                                                 VALUE       VALUE       VALUE      VALUE      VALUE       VALUE
SECURITIES HELD FOR INVESTMENT
U.S. Treasury                                                   $ --          --          --         --       264,350     273,389
U.S. Government agencies and corporations                         --          --          --         --       124,484     125,382
States and political subdivisions                                67,912      67,626      50,341     54,768     43,602      47,816
Other securities                                                 14,761      14,732      13,785     13,785     15,902      15,902
    Total securities held for investment                        $82,673      82,358      64,126     68,553    448,338     462,489

                                                                           WEIGHTED
                                                                           AVERAGE
                                                              CARRYING      YIELD
                                                                VALUE        (1)
Maturity and Yield Schedule as of December 31, 1994
States and political subdivisions:
  Within 1 year                                                $ 4,020       12.77%
  After 1 but within 5 years                                     4,648        8.17
  After 5 but within 10 years                                   20,150        8.88
  After 10 years                                                39,094        7.76
    Total states and political subdivisions                     67,912        8.42
Other securities                                                14,761        7.42
    Total securities held for investment                       $82,673        8.24%

(1) The weighted average yield is computed on a taxable equivalent basis using 35% federal and 7.83% state tax rates where applicable.
(2) The amount shown consists primarily of Government National Mortgage Association securities which have monthly curtailments of principal even though the final maturity of each security is in excess of 10 years.
                                       16

CAPITAL RESOURCES
     The Corporation's capital position has historically been strong as evidenced by the Corporation's ratio of average shareholders' equity to average total assets of 7.80%, 7.78% and 8.12% for 1994, 1993 and 1992, respectively. Further, Table 10 shows that the Corporation and its Subsidiary Banks significantly exceed the risk-based capital requirements at December 31, 1994:
                                    TABLE 10
                                 CAPITAL RATIOS

                                                                                                        As of December 31
                                                                                                                     REGULATORY
RATIO                                                                                              1994     1993      MINIMUM
Tier I Capital:                                                                                                          4.00%
  Corporation                                                                                     8.85  %    9.93
  CCB                                                                                             8.48       9.12
  Graham Savings                                                                                  37.70     34.16
  CCB Savings                                                                                     21.60     17.87
  CCB-Ga.                                                                                         23.05     30.42
Total Capital:                                                                                                           8.00
  Corporation                                                                                     11.47     12.86
  CCB                                                                                             10.37     11.21
  Graham Savings                                                                                  39.40     35.90
  CCB Savings                                                                                     23.49     19.67
  CCB-Ga.                                                                                         23.70     31.26
Leverage:                                                                                                                4.00
  Corporation                                                                                     6.97       8.50
  CCB                                                                                             6.84       7.47
  Graham Savings                                                                                  18.53     16.64
  CCB Savings                                                                                     10.21      8.59
  CCB-Ga.                                                                                         36.14     35.35

................................................................................
     The Subsidiary Banks also have the highest rating in regards to the FDIC insurance assessment and, accordingly, pay the lowest deposit insurance premium at $.23 per $100 of deposits.
     The Corporation's primary source of additional equity capital has historically been the retention of earnings which added $26,054,000, $17,467,000 and $16,541,000 to capital in 1994, 1993 and 1992, respectively. However, during 1993, issuances of common stock, net of repurchases, totaling $43,565,000, were the primary source of additional equity capital. The common stock proceeds were derived from the conversion of convertible subordinated debentures and issuances for the Acquisitions, for restricted stock plans and for a public offering. Table 11 presents the rate of internal capital growth for the Corporation for each of the five previous years. This growth rate increased to 10.09% in 1994 from 1993's 8.98%.
                                    TABLE 11
                        RATE OF INTERNAL CAPITAL GROWTH

                                                                                               Years Ended December 31
                                                                                     1994     1993 (1)    1992     1991     1990
Average assets to average equity
    x                                                                               12.82 X     12.85     12.32    12.81    13.62
Return on average assets
    =                                                                               1.16  %      1.08      1.16     1.04     1.03
Return on average shareholders' equity
    x                                                                               14.90 %     13.94     14.32    13.32    14.00
Earnings retained
    =                                                                               67.71 %     64.46     65.37    62.77    63.45
Rate of internal capital growth                                                     10.09 %      8.98      9.36     8.36     8.88

(1) Excludes the impact of cumulative changes in accounting principles from the adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions" and SFAS No. 109, "Accounting for Income Taxes".
                                       17

     The Corporation's common stock is traded on The Nasdaq Stock Market under the symbol CCBF. At December 31, 1994, there were 4,039 shareholders of record of the Corporation's common stock.
     In connection with the proposed merger discussed in "Pending Merger" below, the Corporation has repurchased and subsequently retired 407,905 shares of its outstanding common stock at an aggregate purchase price of $15,530,000. The shares were repurchased through open market transactions.
                                    TABLE 12
                           STOCK PRICES AND DIVIDENDS

                                                                                                                          Cash
                                                                                                     Prices             Dividends
                                                                                             High      Low     Close    Declared
1994
FIRST QUARTER                                                                               $37.50    32.75    35.00       .32
SECOND QUARTER                                                                               40.00    33.25    39.75       .32
THIRD QUARTER                                                                                44.50    39.25    43.50       .34
FOURTH QUARTER                                                                               44.00    32.75    34.75       .34
1993
First Quarter                                                                                41.00    36.00    38.75       .30
Second Quarter                                                                               42.50    34.50    36.25       .30
Third Quarter                                                                                37.75    35.50    37.25       .32
Fourth Quarter                                                                               37.25    32.50    33.25       .32

................................................................................
     Dividends have been increased during each of the three previous years from $1.14 per share in 1992 to $1.24 in 1993 to $1.32 in 1994 and continues the Corporation's thirty-year trend of annual dividend increases. The dividend payout ratio equals 32.51%, 37.24% and 34.55% for the years ended 1994, 1993 and 1992, respectively. The Corporation's dividend guideline is to pay approximately 30 to 40% of net income in dividends. Management feels that this policy provides a reasonable cash return to shareholders and at the same time maintains sufficient equity to support future growth and expansion.
     Capital expenditures for new and improved facilities as well as furniture and equipment amounted to approximately $6,446,000 in 1994, $6,918,000 in 1993 and $4,860,000 in 1992. There were no significant capital resource commitments at December 31, 1994 other than the operating lease commitments specified in
Note 14 to the Consolidated Financial Statements.
ASSET QUALITY
     Significant improvement was realized in the level of total risk assets at December 31, 1994 compared to 1993 and in loss experience for the year then ended. Nonperforming assets (nonaccrual loans and lease financing, other real estate acquired through loan foreclosure and restructured loans and lease financing) and risk assets (nonperforming assets plus accruing loans and lease financing 90 days or more past due) at the end of each of the previous five years are presented in Table 13. At December 31, 1994, risk assets amounted to $13,983,000 which is $9,269,000 lower than 1993's level of $23,252,000. Risk assets to total assets were .39%, .71% and 1.01% at December 31, 1994, 1993 and 1992, respectively. The reserve for loan and lease losses to total risk assets is 2.24 times at December 31, 1994 compared to 1.16 times and .82 times at December 31, 1993 and 1992, respectively. Real estate acquired through loan foreclosures decreased to $3,411,000 at December 31, 1993 from $8,033,000 at December 31, 1992. Of this $4,622,000 net decrease, sales of the foreclosed properties totaled approximately $4,484,000. No material losses from the remaining foreclosures are anticipated at present. In the opinion of management, all loans and lease financing, where serious doubts exist as to the ability of borrowers to comply with the present repayment terms, are included in Table 13.
                                       18

                                    TABLE 13
                         NONPERFORMING AND RISK ASSETS
                                 (In Thousands)

                                                                                                 As of December 31
                                                                                  1994        1993       1992      1991      1990
Nonaccrual loans and lease financing (1)                                         $ 9,061     12,975     11,059    17,639    13,507
Other real estate acquired through loan foreclosures                               3,411      8,033      9,296     9,904     5,666
Restructured loans and lease financing                                                --         --         86       143        --
  Total nonperforming assets                                                      12,472     21,008     20,441    27,686    19,173
Accruing loans and lease financing 90 days or more past due                        1,511      2,244      2,871     4,216    10,323
  Total risk assets                                                              $13,983     23,252     23,312    31,902    29,496
Ratio of nonperforming assets to:
  Loans and lease financing outstanding and other real estate acquired through
    loan foreclosures                                                                .50%       .97       1.34      1.90      1.38
  Total assets                                                                       .35        .64        .88      1.28       .91
Ratio of total risk assets to:
  Loans and lease financing outstanding and other real estate acquired through
    loan foreclosures                                                                .56       1.07       1.52      2.19      2.13
  Total assets                                                                       .39        .71       1.01      1.48      1.40
Reserve for loan and lease losses to total risk assets                              2.24X      1.16        .82       .56       .55

(1) For the year ended December 31, 1994, gross interest income that would have been recorded during the year on the nonaccrual loans and lease financing listed above, if the loans and lease financing had been current in accordance with their original terms, would have amounted to approximately $586,000. Gross interest income included in net income on these nonaccrual and restructured loans and lease financing amounted to approximately $26,000 for the year ended December 31, 1994. This amount also includes interest from prior years collected during 1994.
................................................................................
     The Corporation's general policy in regards to placing loans and lease financing in a nonaccrual status is that business credits are placed in a nonaccrual status when there are doubts regarding the collectibility of principal or interest or when payment of principal or interest is ninety days or more past due (unless management determines that the collectibility is not reasonably considered in doubt).
     Table 14 presents a summary of loss experience and the reserve for loan and lease losses for the previous five years. Loss experience, as measured by net charge-offs to average loans and lease financing outstanding, has shown significant improvement during the past two years. This ratio decreased in 1994 to .20% from .24% in 1993 and compares to .32% in 1992. Net charge-offs in the five-year period ended 1994 occurred primarily in instalment loans to individuals and in credit card receivables. The out-of-market credit risk from credit card receivables, which are offered on a nationwide basis, is considered in the Corporation's review of the adequacy of the reserve for loan and lease losses.
     Provisions for loan and lease losses amounted to $8,920,000, $6,453,000 and $5,983,000 in 1994, 1993 and 1992, respectively. The provision for loan and lease losses increased significantly in 1994 due to the $349,000,000 increase in the loan and lease financing portfolio from year-end 1993. The loan and lease portfolio increased $638,353,000 in 1993 primarily due to the Acquisitions with $5,772,000 of reserves recorded through those Acquisitions. Consequently, 1993's provision increased only $470,000 or 7.9%. As noted in Table 13, the ratio of the reserve for loan and lease losses to total risk assets has improved significantly during the periods presented as a result of the Corporation's credit risk management policies and general improvements in the economy. However, due to management's historical experience with credit risk cycles, the Corporation has chosen to keep the reserve for loan and lease losses at a targeted level of 1.25%. An allocation of the reserve for loan and lease losses as of the end of the previous five years is presented in Table 15.
     In addition to the nonperforming and risk assets disclosed in Table 13, management believes that an estimated $6,000,000 to $7,000,000 of additional problem loans may exist, depending upon economic conditions generally and the particular situations of various of its borrowers whose loans are currently "performing" in accordance with their contractual terms.
     Management feels that the reserve for loan and lease losses is adequate to absorb known and inherent risks in the loans and lease financing portfolio. A key tool in controlling loan losses is the Corporation's loan grading system that begins at the
                                       19
inception of the credit relationship. Under this grading system, substantially all credit relationships greater than $100,000 (excluding residential mortgage and home equity lines) are assigned grades that direct the timing and intensity of loan review activity throughout the life of the relationship. All relationships are reviewed at least annually. Relationships that have the lowest grade are reviewed each thirty days. Management periodically reviews the adequacy of the reserve through a model which incorporates the results of credit reviews, historical loss experience and other factors. Based on this review, the loan and lease loss reserve is adequate to cover known and inherent losses in the loan portfolio. The most recent regulatory agency examinations have not revealed any material problem credits that had not been previously identified; however, future regulatory examinations may result in the regulatory agencies requiring additions to the reserve for loan and lease losses based on information available at the examination date.
                                    TABLE 14
  SUMMARY OF LOAN AND LEASE FINANCING LOSS EXPERIENCE AND THE RESERVE FOR LOAN
                                AND LEASE LOSSES
                                 (In Thousands)

                                                                                        Years Ended December 31
                                                                        1994         1993         1992         1991         1990
Balance at beginning of year                                         $   26,963       19,027       17,742       16,234       14,656
Loan and lease losses charged to reserve:
  Commercial, financial and agricultural                                   (132)        (410)        (885)      (1,214)      (1,117)
  Real estate -- construction                                              (567)        (412)        (255)        (552)         (99)
  Real estate -- mortgage                                                  (568)        (504)        (518)        (368)        (166)
  Instalment loans to individuals                                        (1,648)      (1,616)      (1,752)      (2,695)      (2,700)
  Credit card receivables                                                (3,121)      (2,738)      (2,629)      (2,132)      (1,552)
  Lease financing                                                           (84)        (160)        (158)        (393)        (430)
    Total loan and lease losses charged to reserve                       (6,120)      (5,840)      (6,197)      (7,354)      (6,064)
Recoveries of loans and leases previously charged-off:
  Commercial, financial and agricultural                                    108          265          228          214          124
  Real estate -- construction                                                60           59           16          113           --
  Real estate -- mortgage                                                   148           87           28           13           22
  Instalment loans to individuals                                           429          486          451          368          382
  Credit card receivables                                                   684          596          572          375          438
  Lease financing                                                            91           58          204          162          331
    Total recoveries of loans and leases previously charged-off           1,520        1,551        1,499        1,245        1,297
Net charge-offs                                                          (4,600)      (4,289)      (4,698)      (6,109)      (4,767)
Provision charged to operations                                           8,920        6,453        5,983        7,407        6,345
Reserves related to acquisitions                                             --        5,772           --          210           --
Balance at end of year                                               $   31,283       26,963       19,027       17,742       16,234
Loans and lease financing outstanding at end of year                 $2,508,511    2,159,489    1,521,136    1,444,875    1,379,290
Ratio of reserve for loan and lease losses to loans and lease
  financing outstanding at end of year                                     1.25%        1.25         1.25         1.23         1.18
Average loans and lease financing                                    $2,289,388    1,804,656    1,489,943    1,408,595    1,331,896
Ratio of net charge-offs of loans and lease financing to average
  loans and lease financing                                                 .20%         .24          .32          .43          .36

................................................................................
                                       20

                                    TABLE 15
                     ALLOCATION OF THE RESERVE FOR LOAN AND
                                LEASE LOSSES (1)
                                 (In Thousands)

                                                                As of December 31
                        1994                   1993                   1992                   1991                   1990
                           % OF LOANS             % OF LOANS             % OF LOANS             % OF LOANS             % OF LOANS
                AMOUNT OF  AND LEASES  AMOUNT OF  AND LEASES  AMOUNT OF  AND LEASES  AMOUNT OF  AND LEASES  AMOUNT OF  AND LEASES
                 RESERVE    IN EACH     RESERVE    IN EACH     RESERVE    IN EACH     RESERVE    IN EACH     RESERVE    IN EACH
   LOAN TYPE    ALLOCATED   CATEGORY   ALLOCATED   CATEGORY   ALLOCATED   CATEGORY   ALLOCATED   CATEGORY   ALLOCATED   CATEGORY
Commercial,
  financial and
  agricultural   $ 5,475       18.0%      4,828       17.9       4,019       21.0       4,293       23.8       2,796       20.3
Real estate --
  construction     5,005       13.6       4,408       10.2       3,413       11.2       3,327       11.5       3,470       12.6
Real estate --
  mortgage         5,944       50.3       5,768       53.3       2,047       44.8       1,829       42.2       1,822       44.0
Instalment
  loans to
  individuals      3,676        9.3       3,030        9.3       2,460       10.8       2,717       12.5       2,851       13.8
Credit card
  receivables      4,229        7.6       3,510        8.1       3,237       10.6       2,385        8.3       2,019        7.3
Lease financing      720        1.2         552        1.2         383        1.6         608        1.7         835        2.0
Unallocated
  portion of
  reserve          6,234      --          4,867      --          3,468      --          2,583      --          2,441      --
                 $31,283      100.0%     26,963      100.0      19,027      100.0      17,742      100.0      16,234      100.0

(1) The allocation of the reserve for loan and lease losses by loan type is based on management's on-going evaluation of the adequacy of the reserve for loan and lease losses as referenced above. Since the factors involved in such evaluation are subject to change, the allocation of the reserve to the respective loan types is not necessarily indicative of future losses in each loan type. Additionally, no assurances can be made that the allocation shown will be indicative of future allocations.
................................................................................
LIQUIDITY AND INTEREST-SENSITIVITY
     Liquidity ensures that adequate funds are available to meet deposit withdrawals, fund loan and capital expenditure commitments, maintain reserve requirements, pay operating expenses, provide funds for dividends, debt service and other commitments and operate the organization on an ongoing basis. Funds are primarily provided by the Bank Subsidiaries through financial resources from operating activities, expansion of the deposit base, borrowing funds in money market operations and through the sale or maturity of assets.
     Net cash provided by operating activities and deposits from customers have historically been primary sources of liquidity for the Corporation. Net cash provided by operating activities amounted to approximately $53,179,000, $44,318,000 and $52,820,000 in 1994, 1993 and 1992, respectively. Average total deposits have grown by $475,083,000, $446,089,000 and $107,132,000 during the three previous years. The majority of the deposit growth was due to the Acquisitions' which had deposits of $715,112,000 as of their respective acquisition dates. The full effect of the Acquisitions on the average balances was not felt until 1994 as the Acquisitions occurred at various dates in 1993. Average certificates of deposit in denominations of $100,000 or more still comprise a relatively small percentage of average total deposits, 7.1% in 1994 compared to 1993's 6.6%. These deposits increased on the average $44,383,000 from 1993 to 1994 as they were used to help fund increased loan demand. Management intentionally keeps the Corporation's reliance on the higher-cost large certificates of deposit low because of the availability of less expensive sources of funding and considers them a secondary source of liquidity that can be obtained as needed.
                                       21

     At December 31, 1994, time certificates of deposit in amounts of $100,000 or more were approximately $256,270,000. The following is a remaining maturity schedule of these deposits (in thousands):

                                                                                               OVER 3      OVER 6
                                                                                  3 MONTHS    THROUGH      THROUGH
                                                                                  OR LESS     6 MONTHS    12 MONTHS     TOTAL
Jumbo deposits                                                                    $127,994     67,716       60,560     $256,270

................................................................................
     The Subsidiary Banks do not rely heavily on borrowing funds in money market operations such as federal funds purchased or repurchase agreements to provide liquidity. The Subsidiary Banks have historically been a net seller of federal funds and only rarely purchase federal funds to meet liquidity requirements. Correspondent relationships are maintained with several larger banks in order to have access to federal funds purchases when needed. Also available as liquidity sources are access to the Federal Reserve discount window and lines of credit maintained with the Federal Home Loan Bank (the "FHLB"). The Corporation's average short-term investments net of average short-term borrowings were $71,903,000, $82,590,000 and $94,893,000 in the years ended December 31, 1994,
1993 and 1992, respectively. Outstanding long-term FHLB advances increased by $5,404,000 at December 31, 1994 to $26,242,000 compared to $20,838,000 at
December 31, 1993. The FHLB advances were drawn primarily to fund matched-maturity loans.
     Maturities of securities held for investment and sales and maturities of securities categorized as available for sale are other sources of liquidity. Securities with carrying values of approximately $90,712,000 mature in 1995. The available for sale portfolio is comprised of U.S. Treasury securities, obligations of U.S. Government agencies and corporations and investments in mutual funds. Securities available for sale will be considered in the Corporation's asset/liability management strategies and may be sold in response to changes in interest rates, liquidity needs and/or significant prepayment risk.
     Liquidity at the Parent Company level is provided through cash dividends from the Subsidiary Banks, the repayment of demand notes payable to the Parent Company from the Subsidiary Banks and the capacity of the Parent Company to raise additional funds as needed.
     In addition to ensuring adequate liquidity, the Corporation is concerned with the management of its balance sheet to maintain relatively stable net interest margins despite changes in the interest rate environment. Responsibility for both liquidity and interest-sensitivity management rests with the Corporation's Asset/Liability Management Committee ("ALCO") comprised of senior management. ALCO reviews the Corporation's interest rate and liquidity exposures and, based on its view of existing and expected market conditions, adopts balance sheet strategies that are intended to optimize net interest income to the extent possible while minimizing the risk associated with unanticipated changes in interest rates. Determining and monitoring the appropriate balance between interest-sensitive assets and interest-sensitive liabilities and the impact on earnings of changes in interest rates is accomplished through ALCO's use of Gap Analysis and Simulation Analysis.
     Gap Analysis measures the interest-sensitivity of assets and liabilities at a given point in time. The interest-sensitivity of assets and liabilities is based on the timing of contractual maturities and repricing opportunities. Prepayments of loans and certain investment securities and early withdrawals of deposits represent options which may or may not be exercised. Due to the uncertain nature of these prepayments and early withdrawals, ALCO has chosen to exclude them from consideration in the review of Gap Analysis. A positive interest-sensitive gap occurs when interest-sensitive assets exceed interest-sensitive liabilities. The reverse situation results in a negative gap. Management feels that an essentially balanced position (+/- 10% of total earning assets) between interest-sensitive assets and liabilities is necessary in order to protect against wide fluctuations in interest rates. An analysis of the Corporation's interest-sensitivity position at December 31, 1994 is presented in Table 16. At December 31, 1994, the Corporation had a cumulative "negative gap" (interest-sensitive liabilities exceeding interest-sensitive assets) of $294,228,000 or 8.93% of total earning assets over a twelve-month horizon. The ratio of interest-sensitive assets to interest-sensitive liabilities was .86x. Gap Analysis is a limited measurement tool, however, because it does not incorporate the interrelationships between interest rates charged or paid, balance sheet trends and management's reaction in response to interest rate changes. In addition, a gap analysis model does not consider that changes in interest rates do not affect all categories of assets and liabilities equally or simultaneously. Therefore, ALCO uses Gap Analysis as a tool to monitor changes in the balance sheet structure. To estimate the impact that changes in interest rates would have on the Corporation's earnings, ALCO uses Simulation Analysis.
     Simulation Analysis is performed using a computer-based asset/liability model which incorporates current portfolio balances and rates, contractual maturities, repricing opportunities, and assumptions about prepayments, future interest rates, and future volumes. Using this information, the model calculates earnings estimates for the Corporation under multiple interest rate scenarios. To measure the sensitivity of the Corporation's earnings, the results of multiple simulations, which assume
                                       22
changes in interest rates, are compared to the "base case" simulation, which assumes no changes in interest rates. The sensitivity of earnings is expressed as a percentage change in comparison to the "base case" simulation. As a matter of policy, ALCO has stated that the maximum negative impact to net income from a positive or negative 1% change in interest rates over a 12-month period should not exceed 12%. However, ALCO actually manages earnings sensitivity with a targeted goal of only a 2% to 3% impact on net income. If simulation results show that earnings sensitivity exceeds the targeted limits, ALCO will adopt on-balance sheet and/or off-balance sheet strategies to bring earnings sensitivity within target guidelines.
                                    TABLE 16
                       INTEREST-SENSITIVITY ANALYSIS (1)
                                 (In Thousands)

                                                                   As of December 31, 1994
                                                                                         6 MONTH                    NON-
                                     30 DAY       60 DAY       90 DAY       6 MONTH     TO 1 YEAR      TOTAL      INTEREST
                                   SENSITIVE     SENSITIVE    SENSITIVE    SENSITIVE    SENSITIVE    SENSITIVE    SENSITIVE
EARNING ASSETS:
Time deposits in other banks       $   18,432          --           --           --          100        18,532           --
Federal funds sold and other
  short-term investments              155,000          --           --           --           --       155,000           --
Investment securities (2)              56,389       6,690       15,032       28,626       39,681       146,418      465,658
Loans and lease financing             813,622     336,143       36,429      109,165      211,297     1,506,656    1,001,855
  Total earning assets              1,043,443     342,833       51,461      137,791      251,078     1,826,606    1,467,513
INTEREST-BEARING LIABILITIES:
Savings and NOW accounts            1,159,402          --           --           --           --     1,159,402           --
Other time deposits                   125,456     135,107      116,724      252,698      213,062       843,047      599,253
Federal funds purchased and
  securities sold under
  agreements to repurchase             41,874          --           --          400           --        42,274           --
Other short-term borrowed funds        19,267      25,000       25,000           --           --        69,267           --
Long-term debt                             67          67           67          207        6,436         6,844       70,194
  Total interest-bearing
    liabilities                     1,346,066     160,174      141,791      253,305      219,498     2,120,834      669,447
INTEREST-SENSITIVITY GAP           $ (302,623)    182,659      (90,330 )   (115,514 )     31,580      (294,228)
CUMULATIVE GAP                     $ (302,623)   (119,964 )   (210,294 )   (325,808 )   (294,228 )
CUMULATIVE RATIO OF INTEREST-
  SENSITIVE ASSETS TO INTEREST-
  SENSITIVE LIABILITIES                   .78x        .92          .87          .83          .86
CUMULATIVE GAP TO TOTAL EARNING
  ASSETS                                (9.19)%     (3.64 )      (6.38 )      (9.89 )      (8.93 )
                                    TOTAL
EARNING ASSETS:
Time deposits in other banks         18,532
Federal funds sold and other
  short-term investments            155,000
Investment securities (2)           612,076
Loans and lease financing         2,508,511
  Total earning assets            3,294,119
INTEREST-BEARING LIABILITIES:
Savings and NOW accounts          1,159,402
Other time deposits               1,442,300
Federal funds purchased and
  securities sold under
  agreements to repurchase           42,274
Other short-term borrowed funds      69,267
Long-term debt                       77,038
  Total interest-bearing
    liabilities                   2,790,281
INTEREST-SENSITIVITY GAP
CUMULATIVE GAP
CUMULATIVE RATIO OF INTEREST-
  SENSITIVE ASSETS TO INTEREST-
  SENSITIVE LIABILITIES
CUMULATIVE GAP TO TOTAL EARNING
  ASSETS

(1) Assets and liabilities that mature in one year or less and/or have interest rates that can be adjusted during this period are considered interest-sensitive. The interest-sensitivity position has meaning only as of the date for which it is prepared.
(2) Investment securities are presented at their amortized cost. The mark-to-market of $(19,958,000) for available for sale securities is not included.
................................................................................
     Management uses both on- and off-balance sheet strategies to manage the balance sheet in accordance with their projected interest rate environment. The most efficient and cost-effective method of on-balance sheet management is creating desired maturity and repricing streams through the strategic pricing of interest-earning and interest-bearing on-balance sheet products. ALCO reviews the interest-earning and interest-bearing portfolios to ensure that the Corporation has a proper mix of fixed and variable rate products. Emphasis will continue to be placed on granting loans with short maturities and floating rates where possible. This strategy increases liquidity and is necessitated by the continued shortening of maturities and more frequent repricing opportunities of the Corporation's funding sources. As of year-end, approximately 32.4% of all loans
                                       23
reprice or mature within 30 days compared to 40.6% at December 31, 1993. See Table 8 for additional detail regarding loan maturity and sensitivity to changes in interest rates at December 31, 1994.
     Within the Corporation's overall interest rate risk management strategy, off-balance sheet derivatives are used as a cost-and capital-efficient way to manage interest rate sensitivity by modifying the repricing or maturity of on-balance sheet assets or liabilities. As of December 31, 1994, off-balance sheet management strategies include an interest rate corridor contract, with purchased and sold interest rate caps of $100,000,000 each, and a $100,000,000 interest rate floor contract. The purpose of entering into the interest rate corridor contract was to synthetically convert fixed rate assets to floating rate assets within the strike rates of the contract in a rising interest rate environment. The interest rate floor contract was subsequently entered into to provide protection against falling interest rates for a 14-month period after the expiration of the interest rate corridor contract. Both the corridor contract and the floor contract are with a major regional commercial bank. Although off-balance sheet derivative financial instruments do not expose the Corporation to credit risk equal to the notional amount of the contracts, the Corporation is exposed to credit risk to the extent of the fair value of the unrealized gain in the off-balance sheet derivative instrument if the counterparty fails to perform. The related fair value of the off-balance sheet derivative financial instruments was $507,000 at December 31, 1994 which includes $202,000 of unrealized gains over the carrying values of the derivatives. Credit risk resulting from the counterparty's nonperformance of the contracts is monitored through routine review of the counterparty's financial ratings.
                                    TABLE 17
             OFF-BALANCE SHEET DERIVATIVE FINANCIAL INSTRUMENTS (1)
                                 (In Thousands)

                                                       As of December 31, 1994
                                                                                CARRYING AND
                                                                                 ESTIMATED
                                            NOTIONAL     STRIKE   MATURITY IN       FAIR
                                             AMOUNT       RATE      MONTHS         VALUE
ASSET RATE CONVERSIONS:
Interest rate corridor:
  Prime cap purchased                     $     100,000   6.25 %         6
  Prime cap sold                                100,000   7.25           6
  Carrying amount                                                                $      180
  Unrealized gross gain                                                                 310
    Total                                       200,000                                 490
Interest rate floor:
  Prime floor purchased                         100,000   8.25          20
  Carrying amount                                                                       125
  Unrealized gross loss                                                                (108)
    Total                                       100,000                                  17
    Total asset rate conversions          $     300,000   7.25 %     10.67       $      507
                                                          PURPOSE
ASSET RATE CONVERSIONS:
Interest rate corridor:
                                          Converts fixed rate assets to floating
                                          rate
  Prime cap purchased
                                          assets within the strike rates of the
                                          contract
  Prime cap sold
                                          in a rising interest rate environment
  Carrying amount
                                          through simultaneous purchase and
  Unrealized gross gain
                                          sale of interest rate caps. Adds to
    Total
                                          asset sensitivity.
Interest rate floor:
  Prime floor purchased                   Provides protection against falling
                                          interest
  Carrying amount                         rates for 14-month period after interest
  Unrealized gross loss                   rate corridor expires.
    Total
    Total asset rate conversions

(1) Includes only off-balance sheet derivative financial instruments related to interest rate risk management. The Corporation holds no derivative financial instruments for trading purposes. Carrying amounts are the unamortized premiums paid. Prime rate is the base rate on corporate loans posted by at least 75 percent of the nation's 30 largest banks as defined in The Wall Street Journal. Strike rates are fixed rates set at the time the contract is executed.
................................................................................
     The Corporation has not experienced any liquidity problems in the past nor are problems anticipated in the future. Reliance will continue to be placed on the same funding sources, primarily financial resources provided by operating activities and expansion of the "core" deposit base. Management will continue to monitor the Corporation's interest-sensitivity position with goals of ensuring adequate liquidity while at the same time seeking profitable spreads between the yields on funding uses and the rates paid for funding sources.
SIX YEAR SUMMARY OF SELECTED FINANCIAL DATA
     The Six Year Summary of Selected Financial Data appearing in Table 18 provides a summary of the Corporation's operations for the past six years. Reviewing this schedule and the financial ratios included therein allows the reader to compare the results of one year with those of other years and to compare the Corporation's performance with that of other banks and bank holding companies.
                                       24

                                    TABLE 18
                  SIX YEAR SUMMARY OF SELECTED FINANCIAL DATA
                      (In Thousands Except Per Share Data)

                                                                                   Years Ended December 31
                                                                     1994        1993        1992        1991        1990
SUMMARY OF OPERATIONS
Interest income                                                   $  241,731     190,689     169,736     186,577     196,201
Interest expense                                                      96,975      73,821      70,637      96,039     110,148
Net interest income                                                  144,756     116,868      99,099      90,538      86,053
Provision for loan and lease losses                                    8,920       6,453       5,983       7,407       6,345
Net interest income after provision                                  135,836     110,415      93,116      83,131      79,708
Other income                                                          40,534      39,060      32,695      32,653      29,746
Other expenses                                                       118,925     105,610      88,574      85,502      79,497
Income before income taxes and cumulative changes in accounting
 principles                                                           57,445      43,865      37,237      30,282      29,957
Income taxes                                                          18,967      14,640      11,915       8,828       9,440
Income before cumulative changes in accounting principles             38,478      29,225      25,322      21,454      20,517
Cumulative changes in accounting principles (1)                           --      (1,371)         --          --          --
Net income                                                        $   38,478      27,854      25,322      21,454      20,517
PER SHARE (2)
Income before cumulative changes in accounting principles:
 Primary                                                          $     4.06        3.50        3.30        2.81        2.70
 Fully diluted (3)                                                      4.06        3.41        3.10        2.66        2.56
Net income:
 Primary                                                                4.06        3.33        3.30        2.81        2.70
 Fully diluted (3)                                                      4.06        3.25        3.10        2.66        2.56
Cash dividends                                                          1.32        1.24        1.14       1.047        .987
Book value                                                             27.60       26.37       24.40       22.23       20.38
Average shares outstanding (000's):
 Primary                                                               9,485       8,345       7,664       7,628       7,598
 Fully diluted (3)                                                     9,485       8,726       8,578       8,565       8,536
AVERAGE BALANCES
Assets                                                            $3,310,785   2,694,973   2,179,452   2,062,153   1,996,695
Loans and lease financing                                          2,289,388   1,804,656   1,489,943   1,408,595   1,331,896
Earning assets                                                     3,078,023   2,496,290   2,003,920   1,893,055   1,815,883
Deposits                                                           2,833,534   2,358,451   1,912,362   1,805,230   1,750,897
Interest-bearing liabilities                                       2,583,616   2,098,921   1,683,427   1,614,056   1,557,520
Shareholders' equity                                                 258,173     209,672     176,869     161,010     146,595
SELECTED YEAR END ASSETS AND LIABILITIES
Assets                                                            $3,548,186   3,257,643   2,312,218   2,158,196   2,102,248
Loans and lease financing                                          2,508,511   2,159,489   1,521,136   1,444,875   1,379,290
Reserve for loan and lease losses                                     31,283      26,963      19,027      17,742      16,234
Deposits                                                           3,032,170   2,816,771   2,028,506   1,885,597   1,845,054
Long-term debt                                                        77,039      78,698      27,746      25,600      25,650
Shareholders' equity                                                 251,390     251,004     189,845     169,847     154,867
RATIOS
Income before cumulative changes in accounting principles to:
 Average assets                                                         1.16%       1.08        1.16        1.04        1.03
 Average shareholders' equity                                          14.90       13.94       14.32       13.32       14.00
Net income to:
 Average assets                                                         1.16        1.03        1.16        1.04        1.03
 Average shareholders' equity                                          14.90       13.28       14.32       13.32       14.00
Average shareholders' equity to:
 Average assets                                                         7.80        7.78        8.12        7.81        7.34
 Average deposits                                                       9.11        8.89        9.25        8.92        8.37
Average loans and lease financing to average deposits                  80.80       76.52       77.91       78.03       76.07
Net loan and lease losses to average loans and lease financing           .20         .24         .32         .43         .36
Dividend payout ratio                                                  32.51       37.24       34.55       37.26       36.56
                                                                                FIVE
                                                                                YEAR
                                                                              COMPOUND
                                                                               GROWTH
                                                                    1989       RATE %
SUMMARY OF OPERATIONS
Interest income                                                     188,089     5.1
Interest expense                                                    108,598    (2.2   )
Net interest income                                                  79,491    12.7
Provision for loan and lease losses                                   4,942    12.5
Net interest income after provision                                  74,549    12.7
Other income                                                         27,890     7.8
Other expenses                                                       72,068    10.5
Income before income taxes and cumulative changes in accounting
 principles                                                          30,371    13.6
Income taxes                                                          9,360    15.2
Income before cumulative changes in accounting principles            21,011    12.9
Cumulative changes in accounting principles (1)                          --    --
Net income                                                           21,011    12.9
PER SHARE (2)
Income before cumulative changes in accounting principles:
 Primary                                                               2.78     7.9
 Fully diluted (3)                                                     2.63     9.1
Net income:
 Primary                                                               2.78     7.9
 Fully diluted (3)                                                     2.63     9.1
Cash dividends                                                         .933     7.2
Book value                                                            18.67     8.1
Average shares outstanding (000's):
 Primary                                                              7,559     4.6
 Fully diluted (3)                                                    8,497     2.2
AVERAGE BALANCES
Assets                                                            1,856,079    12.3
Loans and lease financing                                         1,244,880    13.0
Earning assets                                                    1,680,223    12.9
Deposits                                                          1,611,033    12.0
Interest-bearing liabilities                                      1,424,950    12.6
Shareholders' equity                                                133,220    14.1
SELECTED YEAR END ASSETS AND LIABILITIES
Assets                                                            1,983,812    12.3
Loans and lease financing                                         1,303,211    14.0
Reserve for loan and lease losses                                    14,656    16.4
Deposits                                                          1,736,263    11.8
Long-term debt                                                       29,267    21.4
Shareholders' equity                                                141,886    12.1
RATIOS
Income before cumulative changes in accounting principles to:
 Average assets                                                        1.13
 Average shareholders' equity                                         15.77
Net income to:
 Average assets                                                        1.13
 Average shareholders' equity                                         15.77
Average shareholders' equity to:
 Average assets                                                        7.18
 Average deposits                                                      8.27
Average loans and lease financing to average deposits                 77.27
Net loan and lease losses to average loans and lease financing          .33
Dividend payout ratio                                                 33.56

                                       25

(1) The cumulative changes in accounting principles reflect the 1993 adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," which resulted in a one-time net charge of $2,271,234 ($3,736,834 pre-tax) in recognition of the entire Accumulated Postretirement Benefit Obligation and adoption of SFAS No. 109, "Accounting for Income Taxes," which resulted in a one-time benefit of $900,000.
(2) Amounts for 1991 and prior years have been restated to give effect to the three for two stock split effected in the form of a 50% stock dividend paid October 1, 1992.
(3) Assumes full conversion of convertible subordinated debentures issued in 1985. The convertible subordinated debentures were called for redemption during 1993 and substantially all were converted into the Corporation's common stock.
................................................................................
PENDING MERGER
     On November 7, 1994, the Corporation announced that it had entered into a merger agreement with Security Capital Bancorp ("Security Capital") of Salisbury, North Carolina. Security Capital is a 46 office, $1.2 billion bank holding company with a significant market presence in the Charlotte, North Carolina Metropolitan Statistical Area and historically high profitability. Security Capital's four bank subsidiaries are Security Capital Bank and OMNIBANK, SSB, both located in Salisbury, North Carolina; Citizens Savings, SSB, Concord, North Carolina; and Home Savings Bank, SSB, Kings Mountain, North Carolina. Under the merger agreement, all four bank subsidiaries would be merged with and into CCB at the date of merger and henceforth would operate as CCB branch offices.
     The merger will be effected through a tax-free exchange of .50 shares of the Corporation's common stock for each share of Security Capital common stock. Security Capital had approximately 11,776,000 shares of common stock outstanding at December 31, 1994. The merger, which will be accounted for as a pooling of interests, is expected to take place in the second quarter of 1995. The merger is subject to, among other things, approval by regulatory authorities and shareholders of both companies. Regulatory authorities have given the requisite approvals for the merger. The proposed merger will be submitted to the respective shareholders of the Corporation and Security Capital for approval at separate meetings on March 16, 1995.
     In connection with the Security Capital merger, the Corporation announced that it anticipated repurchasing up to 9% of the common shares of stock to be issued in the merger prior to the effective date of the merger. The Corporation stated that it would repurchase and retire its own common stock or purchase shares of Security Capital common stock. As of December 31, 1994, the Corporation had repurchased and retired 407,905 shares of its own common stock and no shares of Security Capital common stock.
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS
     The Financial Accounting Standards Board ("FASB") has issued SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" which requires disclosure about derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. It also amends existing requirements of SFAS No. 105, "Disclosure of Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk", and SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". The Corporation adopted SFAS No. 119 as of December 31, 1994 in accordance with its effective date.
OTHER ACCOUNTING MATTERS
     In May 1993, the FASB issued SFAS No. 114, "Accounting by Creditors for Impairment of a Loan." SFAS No. 114 prescribes the recognition criterion for loan impairment and the measurement methods for certain impaired loans whose terms are modified in troubled debt restructurings. When a loan is impaired, a creditor must measure impairment based on (1) the present value of the impaired loan's expected future cash flows discounted at the loan's original effective interest rate, (2) the observable market price of the impaired loan, or (3) the fair value of the collateral for a collateral-dependent loan. Any measurement losses are to be recognized through additions to the allowance for loan losses. SFAS No. 114 is effective for fiscal years beginning after December 15, 1994, with the initial adoption required to be reflected prospectively. The FASB also has issued SFAS No. 118, "Accounting by Creditors for Impairment of a
Loan -- Income Recognition and Disclosures," that amends SFAS No. 114 to allow a creditor to use existing methods for recognizing interest income on an impaired loan and by requiring additional disclosure about how a creditor recognizes interest income related to impaired loans. This SFAS is to be implemented concurrently with SFAS No. 114. At this time, management does not anticipate a material impact to the financial statements of the Corporation upon adoption of SFAS No. 114 and SFAS No. 118.
     The FASB has issued SFAS No. 116, "Accounting for Contributions Received and Contributions Made" which establishes accounting standards for contributions received and contributions made. Contributions received as well as unconditional promises to give are generally recognized as revenues in the period received at their fair values. Contributions made as well as unconditional promises to give are generally recognized as expense in the period made. The SFAS is effective for fiscal years beginning after December 15, 1994. The Corporation has anticipated the effect of SFAS No. 116 on its consolidated financial statements to be immaterial.
                                       26

                      [This Page Left Blank Intentionally]
                                       27

                          CONSOLIDATED BALANCE SHEETS
                           December 31, 1994 and 1993

                                                                                                     1994             1993
ASSETS:
Cash and due from banks (note 2)                                                                $  173,154,769      191,332,445
Time deposits in other banks                                                                        18,531,964       35,431,738
Federal funds sold and other short-term investments                                                155,000,000      169,286,165
Investment securities (notes 3, 7, 8 and 9):
  Available for sale (market values of $509,444,623 and $563,187,727)                              509,444,623      553,292,393
  Held for investment (market values of $82,358,439 and $68,553,264)                                82,673,102       64,126,134
Loans and lease financing (notes 4, 8 and 9)                                                     2,508,511,286    2,159,489,054
  Less reserve for loan and lease losses (note 5)                                                   31,282,853       26,963,334
    Net loans and lease financing                                                                2,477,228,433    2,132,525,720
Premises and equipment (notes 6 and 9)                                                              42,909,115       42,597,185
Other assets (note 13)                                                                              89,244,399       69,050,959
    Total assets                                                                                $3,548,186,405    3,257,642,739
LIABILITIES:
Deposits:
  Demand (noninterest-bearing)                                                                  $  430,468,049      421,432,974
  Savings and NOW accounts                                                                         429,010,106      420,344,480
  Money market accounts                                                                            948,949,167      778,606,879
  Time                                                                                           1,223,743,218    1,196,386,428
    Total deposits                                                                               3,032,170,540    2,816,770,761
Federal funds purchased and securities sold under agreements to repurchase (note 7)                 42,274,061       25,526,966
Other short-term borrowed funds (note 8)                                                            69,266,636       16,202,362
Long-term debt (note 9)                                                                             77,039,067       78,698,073
Other liabilities (notes 10 and 13)                                                                 76,045,504       69,440,814
    Total liabilities                                                                            3,296,795,808    3,006,638,976
SHAREHOLDERS' EQUITY (notes 3, 11 and 15):
Serial preferred stock. Authorized 5,000,000 shares; none issued                                      --               --
Common stock of $5 par value. Authorized 30,000,000 shares; 9,108,895 shares issued in 1994
  and 9,517,277 shares issued in 1993                                                               45,544,475       47,586,385
Additional paid-in capital                                                                          70,112,344       83,349,012
Retained earnings                                                                                  150,976,788      124,922,331
Unrealized loss on investment securities available for sale, net of applicable taxes               (12,272,325)        (835,677)
Less: Unearned common stock held by management recognition plans                                    (2,970,685)      (4,018,288)
    Total shareholders' equity                                                                     251,390,597      251,003,763
    Total liabilities and shareholders' equity                                                  $3,548,186,405    3,257,642,739
Commitments and contingencies (note 14)

See accompanying notes to consolidated financial statements.
                                       28

                       CONSOLIDATED STATEMENTS OF INCOME
                  Years Ended December 31, 1994, 1993 and 1992

                                                                                                 1994            1993
INTEREST INCOME:
Interest and fees on loans and lease financing                                               $199,013,868     155,393,381
Interest and dividends on investment securities:
 U.S. Treasury                                                                                 19,257,811      17,800,627
 U.S. Government agencies and corporations                                                     11,078,110       7,504,221
 States and political subdivisions (primarily tax-exempt)                                       3,599,865       3,293,216
 Equity and other securities                                                                    1,881,528       2,159,050
Interest on time deposits in other banks                                                        1,346,546         535,516
Interest on federal funds sold and other short-term investments                                 5,552,780       4,003,146
   Total interest income                                                                      241,730,508     190,689,157
INTEREST EXPENSE:
Deposits                                                                                       89,044,802      69,938,845
Federal funds purchased and securities sold under agreements to repurchase (note 7)             1,135,520         564,003
Other short-term borrowed funds (note 8)                                                        1,250,520         668,133
Long-term debt (note 9)                                                                         5,543,880       2,649,525
   Total interest expense                                                                      96,974,722      73,820,506
NET INTEREST INCOME                                                                           144,755,786     116,868,651
Provision for loan and lease losses (note 5)                                                    8,919,949       6,453,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN AND LEASE LOSSES                                 135,835,837     110,415,651
OTHER INCOME:
Service charges on deposit accounts                                                            19,306,948      18,207,880
Trust and custodian fees                                                                        6,851,725       6,432,684
Insurance commissions                                                                           2,534,282       2,241,682
Merchant discount                                                                               3,631,770       2,904,160
Other service charges and fees                                                                  2,447,336       1,764,429
Accretion of negative goodwill from acquisitions                                                3,351,399       1,196,260
Other operating                                                                                 1,983,740       3,660,484
Investment securities gains (note 13)                                                             804,575       2,657,322
Investment securities losses (note 13)                                                           (377,779)         (5,153)
   Total other income                                                                          40,533,996      39,059,748
OTHER EXPENSES:
Personnel (note 10)                                                                            58,599,689      53,404,550
Net occupancy (note 14)                                                                         8,992,615       8,212,255
Equipment (note 14)                                                                             8,453,216       8,432,080
Other operating (note 12)                                                                      42,879,881      35,561,368
   Total other expenses                                                                       118,925,401     105,610,253
INCOME BEFORE INCOME TAXES AND CUMULATIVE CHANGES IN ACCOUNTING PRINCIPLES                     57,444,432      43,865,146
Income taxes (note 13)                                                                         18,966,900      14,640,300
INCOME BEFORE CUMULATIVE CHANGES IN ACCOUNTING PRINCIPLES                                      38,477,532      29,224,846
Cumulative changes in accounting principles (notes 1, 10 and 13)                                  --           (1,371,234)
NET INCOME                                                                                   $ 38,477,532      27,853,612
INCOME PER SHARE (note 1):
Income before cumulative changes in accounting principles:
 Primary                                                                                     $       4.06            3.50
 Fully diluted                                                                                       4.06            3.41
Net income:
 Primary                                                                                             4.06            3.33
 Fully diluted                                                                                       4.06            3.25
WEIGHTED AVERAGE SHARES OUTSTANDING (note 1):
 Primary                                                                                        9,485,259       8,344,540
 Fully diluted                                                                                  9,485,259       8,726,133
                                                                                              1992
INTEREST INCOME:
Interest and fees on loans and lease financing                                             138,420,149
Interest and dividends on investment securities:
 U.S. Treasury                                                                              15,983,306
 U.S. Government agencies and corporations                                                   5,407,164
 States and political subdivisions (primarily tax-exempt)                                    3,603,509
 Equity and other securities                                                                 1,554,631
Interest on time deposits in other banks                                                         4,576
Interest on federal funds sold and other short-term investments                              4,762,621
   Total interest income                                                                   169,735,956
INTEREST EXPENSE:
Deposits                                                                                    67,231,641
Federal funds purchased and securities sold under agreements to repurchase (note 7)            653,930
Other short-term borrowed funds (note 8)                                                       483,609
Long-term debt (note 9)                                                                      2,267,826
   Total interest expense                                                                   70,637,006
NET INTEREST INCOME                                                                         99,098,950
Provision for loan and lease losses (note 5)                                                 5,983,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN AND LEASE LOSSES                               93,115,950
OTHER INCOME:
Service charges on deposit accounts                                                         16,624,378
Trust and custodian fees                                                                     5,861,593
Insurance commissions                                                                        1,642,492
Merchant discount                                                                            2,521,930
Other service charges and fees                                                               1,835,621
Accretion of negative goodwill from acquisitions                                               --
Other operating                                                                              2,143,546
Investment securities gains (note 13)                                                        2,114,532
Investment securities losses (note 13)                                                         (49,463)
   Total other income                                                                       32,694,629
OTHER EXPENSES:
Personnel (note 10)                                                                         46,104,498
Net occupancy (note 14)                                                                      7,090,815
Equipment (note 14)                                                                          8,580,356
Other operating (note 12)                                                                   26,798,388
   Total other expenses                                                                     88,574,057
INCOME BEFORE INCOME TAXES AND CUMULATIVE CHANGES IN ACCOUNTING PRINCIPLES                  37,236,522
Income taxes (note 13)                                                                      11,915,000
INCOME BEFORE CUMULATIVE CHANGES IN ACCOUNTING PRINCIPLES                                   25,321,522
Cumulative changes in accounting principles (notes 1, 10 and 13)                               --
NET INCOME                                                                                  25,321,522
INCOME PER SHARE (note 1):
Income before cumulative changes in accounting principles:
 Primary                                                                                          3.30
 Fully diluted                                                                                    3.10
Net income:
 Primary                                                                                          3.30
 Fully diluted                                                                                    3.10
WEIGHTED AVERAGE SHARES OUTSTANDING (note 1):
 Primary                                                                                     7,663,659
 Fully diluted                                                                               8,557,782

See accompanying notes to consolidated financial statements.
                                       29

                CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
                  Years Ended December 31, 1994, 1993 and 1992

                                                                                       Unrealized
                                                                                     Gain (Loss) on       Management       Total
                                      Common        Additional       Retained     Investment Securities   Recognition  Shareholders'
                                       Stock      Paid-In Capital    Earnings      Available for Sale       Plans         Equity
BALANCE DECEMBER 31, 1991           $25,468,705      40,993,868     103,740,125           (355,734)          --         169,846,964
Net income                              --             --            25,321,522          --                  --          25,321,522
Conversion of subordinated
  debentures                            600,185       3,101,815         --               --                  --           3,702,000
3 for 2 stock split effected in
  the form of a 50% stock dividend   12,826,640        --           (12,838,051)         --                  --             (11,411)
Cash dividends ($1.14 per share)        --             --            (8,768,656)         --                  --          (8,768,656)
Revaluation of marketable equity
  securities                            --             --               --                (245,143)          --            (245,143)
BALANCE DECEMBER 31, 1992            38,895,530      44,095,683     107,454,940           (600,877)          --         189,845,276
Net income                              --             --            27,853,612          --                  --          27,853,612
Conversion of subordinated
  debentures                          3,965,390      16,903,532         --               --                  --          20,868,922
Shares issued for acquisitions        3,443,710      17,331,383         --               --                  --          20,775,093
Stock issued pursuant to
  restricted stock plan, net of
  forfeitures (note 11)                  11,155          97,365         --               --                  --             108,520
Common stock issued pursuant to
  management recognition plans
  (note 11)                             590,600       3,789,040         --               --               (4,379,640)       --
Earned portion of management
  recognition plans (note 11)           --             --               --               --                 361,352         361,352
Public offering of shares             2,930,000      15,352,009         --               --                  --          18,282,009
Purchase and retirement of shares    (2,250,000)    (14,220,000)        --               --                  --         (16,470,000)
Cash dividends ($1.24 per share)        --             --           (10,386,221)         --                  --         (10,386,221)
Revaluation of marketable equity
  securities                            --             --               --                (234,800)          --            (234,800)
BALANCE DECEMBER 31, 1993            47,586,385      83,349,012     124,922,331           (835,677)       (4,018,288)   251,003,763

Mark to market adjustment, net of
  applicable income taxes (note
  3)                                   --             --               --               6,263,318           --           6,263,318
BALANCE JANUARY 1, 1994             47,586,385      83,349,012     124,922,331          5,427,641        (4,018,288)   257,267,081
Net income                             --             --            38,477,532          --                  --          38,477,532
Transactions pursuant to
  restricted stock plan, net
  (note 11)                             (4,910)        237,763         --               --                  --             232,853
Stock options exercised (note 11)        2,525          16,286         --               --                  --              18,811
Earned portion of management
  recognition plans (note 11)          --             --               --               --               1,047,603       1,047,603
Purchase and retirement of shares   (2,039,525)    (13,490,717)        --               --                  --         (15,530,242)
Cash dividends ($1.32 per share)       --             --           (12,423,075)         --                  --         (12,423,075)
Change in unrealized losses, net
  of applicable income taxes
  (note 3)                             --             --               --             (17,699,966)          --         (17,699,966)
BALANCE DECEMBER 31, 1994          $45,544,475      70,112,344     150,976,788        (12,272,325)       (2,970,685)   251,390,597

See accompanying notes to consolidated financial statements.
                                       30

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 Years Ended December 31, 1994, 1993, and 1992

                                                                                        1994             1993            1992
OPERATING ACTIVITIES:
Net income                                                                          $  38,477,532      27,853,612      25,321,522
Adjustments to reconcile net income to net cash provided from operating activities:
  Depreciation                                                                          6,133,942       5,559,420       5,110,859
  Provision for loan and lease losses                                                   8,919,949       6,453,000       5,983,000
  Net gain on sales of investment securities                                             (426,796)     (2,652,169)     (2,065,069)
  Net amortization and accretion on investment securities                               5,528,392       3,788,093       2,272,365
  Amortization of intangibles and other assets                                          3,327,722       1,944,706         760,963
  Accretion of negative goodwill                                                       (3,351,399)     (1,196,260)        --
  Decrease (increase) in accrued interest receivable                                   (6,334,482)       (201,613)      3,137,666
  Increase (decrease) in accrued interest payable                                       1,329,931      (1,405,975)       (368,612)
  Decrease (increase) in other assets                                                 (10,647,028)      2,307,919      10,004,578
  Increase in other liabilities                                                         9,189,238       1,397,608       2,662,707
  Vesting of shares held by management recognition plans                                1,047,603         361,352         --
  Other                                                                                   (15,157)        108,520         --
    NET CASH PROVIDED BY OPERATING ACTIVITIES                                          53,179,447      44,318,213      52,819,979
INVESTING ACTIVITIES:
Proceeds from sales of investment securities held for investment                         --             3,048,951      34,772,480
Proceeds from sales of investment securities acquired in purchase acquisitions           --            53,438,906         --
Proceeds from maturities and issuer calls of investment securities held for
  investment                                                                            5,402,984     316,347,564     152,103,814
Purchases of investment securities held for investment                                (23,968,667)   (471,333,220)   (256,780,735)
Proceeds from sales of investment securities available for sale                       117,181,338      57,708,429         --
Proceeds from maturities and issuer calls of investment securities available for
  sale                                                                                336,662,197     139,076,025         --
Purchases of investment securities available for sale                                (434,201,246)   (145,508,300)        --
Net decrease (increase) in loans and leases receivable                               (352,782,673)   (185,021,225)    (80,958,879)
Purchases of premises and equipment                                                    (6,445,872)     (6,918,292)     (4,859,937)
Cash acquired, net of cash paid, in purchase acquisitions                                --           173,630,030         --
    NET CASH USED BY INVESTING ACTIVITIES                                            (358,151,939)    (65,531,132)   (155,723,257)
FINANCING ACTIVITIES:
Net increase in deposit accounts                                                      215,399,779      73,454,542     142,909,553
Net increase (decrease) in federal funds purchased and securities sold under
  agreements to repurchase                                                             16,747,095         258,709      (2,056,229)
Net increase (decrease) in other short-term borrowed funds                             53,064,274      (4,184,213)     (9,031,575)
Proceeds from issuance of long-term debt                                                6,170,662      55,117,878       6,000,000
Repayments of long-term debt                                                           (7,838,427)     (4,590,646)       (151,924)
Issuances of common stock in public offering, net                                        --            18,282,009         --
Issuances of common stock in acquisitions, net                                           --            20,775,093         --
Issuances of common stock from exercise of stock options                                   18,811         --              --
Purchase and retirement of common stock                                               (15,530,242)    (16,470,000)        --
Cash dividends                                                                        (12,423,075)    (10,386,221)     (8,768,656)
Other, net                                                                               --               --              (11,411)
    NET CASH PROVIDED BY FINANCING ACTIVITIES                                         255,608,877     132,257,151     128,889,758
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  (49,363,615)    111,044,232      25,986,480
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR (NOTE 1)                               396,050,348     285,006,116     259,019,636
CASH AND CASH EQUIVALENTS AT END OF YEAR (NOTE 1)                                   $ 346,686,733     396,050,348     285,006,116
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year                                                       $  95,644,791      75,226,481      70,575,941
Income taxes paid during the year                                                   $  21,022,900      15,218,133      12,461,175

See accompanying notes to consolidated financial statements.
                                       31

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
  CONSOLIDATION
     The consolidated financial statements include the accounts and results of operations of CCB Financial Corporation (the "Corporation") and its wholly-owned subsidiaries, Central Carolina Bank and Trust Company ("CCB"), CCB Savings Bank of Lenoir, Inc., SSB, ("CCB Savings"), Graham Savings Bank, Inc., SSB ("Graham Savings") and Central Carolina Bank-Georgia (collectively, the "Subsidiary Banks"). The consolidated financial statements also include the accounts and results of operations of CCB's wholly-owned subsidiaries, CCB Investment and Insurance Service Corporation, CCBDE, 1st Home Mortgage Acceptance Corporation ("HMAC") and Southland Associates, Inc. All significant intercompany transactions and accounts are eliminated in consolidation.
  FINANCIAL STATEMENT PRESENTATION
     In 1993, the Corporation adopted on a prospective basis two newly effective accounting standards, Statements of Financial Accounting Standards ("SFAS") No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions" and No. 109, "Accounting for Income Taxes". The cumulative impact of adoption of SFAS No. 106 was to reduce net income by $2,271,234 ($3,736,834 pre-tax), or $.27 per primary common share and the cumulative impact of adopting SFAS No. 109 was to increase net income by $900,000, or $.10 per primary common share. Prior years' financial statements were not restated to apply the provisions of either SFAS. The effects of these changes in accounting principles on operating results for the years ended December 31, 1994 and 1993, excluding the cumulative effect of changing methods recognized in 1993, were not material.
     Certain accounts included in the 1993 and 1992 financial statements have been reclassified to conform to the 1994 presentation. Net income and shareholders' equity of the Corporation previously reported for 1993 and 1992 were not affected by these reclassifications.
     For purposes of the Statements of Cash Flows, the Corporation considers time deposits in other banks, federal funds sold and other short-term investments to be cash equivalents.
  INVESTMENT SECURITIES
     The Corporation adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities", on January 1, 1994. SFAS No. 115 addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. These investments are classified in three categories and are accounted for as follows:
(a) debt securities that the Corporation has the positive intent and ability to hold to maturity are classified as held for investment and reported at amortized cost; (b) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings; and (c) debt and equity securities not classified as either held for investment securities or trading securities are classified as available for sale securities and reported at fair value, with unrealized gains and losses excluded from earnings and reported as a separate component of shareholders' equity. The Corporation has no securities classified as trading securities. Upon adoption of SFAS No. 115, the net unrealized gains on investment securities available for sale, net of taxes, were reported as a separate component of shareholders' equity. SFAS No. 115 will cause fluctuations in shareholders' equity based on changes in values of debt and equity securities classified as available for sale.
     Investment securities classified as available for sale will be considered in the Corporation's asset/liability management strategies and may be sold in response to changes in interest rates, liquidity needs and/or significant prepayment risk. The cost of investment securities sold is determined by the "identified certificate" method.
     Included in equity securities available for sale are investments in mutual funds that were carried at the lower of cost or market prior to the adoption of SFAS No. 115.
  LOAN AND LEASE FINANCING
     The loan portfolio is comprised of the following types of loans: commercial, financial and agricultural; real estate-construction; real estate-mortgage; instalment loans to individuals and credit card receivables. The lease portfolio includes rolling stock such as automobiles, trucks and trailers as well as a broadly diversified base of equipment.
                                       32

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
     Interest income on loans and lease financing is recorded on the accrual basis. Accrual of interest on loans and lease financing is discontinued when management deems that collection of additional interest is doubtful. When borrowers with loans on a nonaccrual status demonstrate their ability to repay their loans in accordance with the contractual terms of the notes, the loans are returned to accrual status. Certain fees and direct loan origination costs are deferred and amortized as an adjustment of the related loan's yield by a level-yield method.
  RESERVE FOR LOAN AND LEASE LOSSES
     The reserve for loan and lease losses is increased by provisions charged to operating expense and reduced by loans and lease financings charged-off, net of recoveries. The reserve is maintained at a level considered adequate by management to provide for known and inherent loan and lease losses based on management's evaluation of the loan and lease financing portfolio, including historical loss experience, identified problem loans, volumes and outstandings, as well as current economic conditions. Additionally, bank regulatory agency examiners periodically review the loan and lease financing portfolio and may require the Corporation to charge-off loans and lease financing and/or increase the reserve for loan and lease losses to reflect their assessment of the collectibility of loans and lease financing in the portfolio based on available information at the time of their examination.
  PREMISES AND EQUIPMENT
     Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed over the estimated lives of the assets on accelerated and straight-line methods. Leasehold improvements are amortized over the term of the respective leases or the estimated useful lives of the improvements, whichever is shorter.
  REAL ESTATE HELD FOR SALE AND DEVELOPMENT BY SOUTHLAND ASSOCIATES, INC.
     Real estate held for sale and development is valued at the lower of cost, including interest and other carrying costs, or estimated net realizable value. A provision for possible losses on this real estate is made when management determines that the cost of the property exceeds the estimated net realizable value. A reserve for possible losses on real estate of $500,000 was maintained at December 31, 1994 and 1993.
  OTHER REAL ESTATE
     Other real estate acquired through loan foreclosures is valued at the lower of cost or fair value less estimated cost of sale.
  SUBORDINATED NOTES
     Underwriting discounts and commissions and issuance expenses of the subordinated notes are included in other assets on the Consolidated Balance Sheets. These expenses are being amortized over a ten-year period using the interest method.
  MANAGEMENT RECOGNITION PLANS
     The Corporation has two Management Recognition Plans (the "MRPs") designed to provide an ownership interest in the Corporation through the issuance of restricted common stock to certain officers and directors of the Subsidiary Banks as an incentive for those persons to remain with the Subsidiary Banks. The shares of common stock issued will be earned in instalments over a period of up to five years and the cost of the shares is being charged to operating expense over the period the shares are earned. Prior to vesting, each participant granted shares under the MRPs' may direct the voting of the shares allocated to the participant and will be entitled to receive any dividends or other distributions paid on such shares.
  INTANGIBLES ARISING FROM ACQUISITIONS
     Intangibles arising from acquisitions result from the Corporation paying amounts in excess of fair value for businesses, core deposits and tangible assets acquired. Such amounts are being amortized by systematic charges to income over a period no greater than the estimated remaining life of the assets acquired or not exceeding the estimated average remaining life of the existing deposit base assumed (primarily for up to 10 years).
                                       33

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
     Negative goodwill, included in "other liabilities" on the Consolidated Balance Sheet, represents the excess of fair value of net assets acquired over cost after recording the liability for recaptured tax bad debt reserves and after reducing the basis in noncurrent assets acquired to zero. Negative goodwill is being accreted into earnings on a straight-line basis over the estimated periods to be benefited (generally 10 years).
  INCOME TAXES
     The provision for income taxes is based on income and expense reported for financial statement purposes after adjustment for permanent differences such as tax-exempt interest income. Deferred income taxes are provided when there is a difference between the periods items are reported for financial statement purposes and when they are reported for tax purposes and are recorded at the enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. Subsequent changes in tax rates will require adjustment to these assets and liabilities.
  RESTRICTED STOCK AND PERFORMANCE UNIT PLANS
     The Corporation has Restricted Stock and Performance Unit Plans covering certain officers of the Corporation and Subsidiary Banks. The market value of shares issued under the Restricted Stock Plans, along with a provision for the estimated value of performance units awarded under the Performance Unit Plans, is being charged to operating expense over five-year periods.
  PER SHARE DATA
     Primary income per share is computed based on the weighted average number of common shares outstanding during each period. Fully diluted income per share is computed based on the weighted average number of common shares outstanding and common shares issuable upon full conversion of convertible debt (which was fully converted or redeemed at December 31, 1993). In this computation, interest expense on convertible debt, net of applicable income taxes, is added back to income as if the debt was converted into common stock at the beginning of the period.
  FAIR VALUE OF FINANCIAL INSTRUMENTS
     The financial statements include disclosure of fair value information about financial instruments, whether or not recognized on the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. As the fair value of certain financial instruments and all nonfinancial instruments are not presented, the aggregate fair value amounts presented do not represent the underlying value of the Corporation.
  DERIVATIVE FINANCIAL INSTRUMENTS
     The Corporation uses interest rate corridors and floor contracts for interest rate risk management. Interest rate corridor and floor contracts are accounted for on an accrual basis and the net interest differential, including premiums paid, if any, are recognized as an adjustment to interest income of the related asset. The Corporation holds no derivative financial instruments for trading purposes.
(2) RESTRICTIONS ON CASH AND DUE FROM BANKS
     The Subsidiary Banks are required to maintain reserve and clearing balances with the Federal Reserve Bank. These balances are included in "cash and due from banks" on the Consolidated Balance Sheets. For the reserve maintenance periods in effect at December 31, 1994 and 1993, the Subsidiary Banks were required to maintain average reserve and clearing balances of approximately $35,398,000 and $28,102,000, respectively.
                                       34

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
(3) INVESTMENT SECURITIES
     Investment securities with amortized costs of approximately $316,825,000 at December 31, 1994 and $279,225,000 at December 31, 1993 were pledged to secure public funds on deposit, collateralized mortgage obligations and for other purposes required by law. The investment securities portfolio is segregated into securities available for sale and securities held for investment.
  SECURITIES AVAILABLE FOR SALE
     Securities available for sale are presented on the Consolidated Balance Sheet at their market value. The amortized cost and approximate market values of these securities at December 31, 1994 and 1993 were as follows:

                                                   1994                                             1993
                            AMORTIZED     UNREALIZED   UNREALIZED      MARKET         BOOK       UNREALIZED    UNREALIZED
                               COST         GAINS        LOSSES         VALUE         VALUE         GAINS        LOSSES
U.S. Treasury              $325,470,794     483,111    (12,859,971)  313,093,934   266,465,301     9,249,160    (368,221)
U.S. Government agencies
  and corporations          193,932,084     976,416     (6,749,178)  188,159,322   242,353,226     1,392,310    (377,915)
Equity securities            10,000,022          --     (1,808,655)    8,191,367    44,473,866            --          --
  Total                    $529,402,900   1,459,527    (21,417,804)  509,444,623   553,292,393    10,641,470    (746,136)
                             MARKET
                              VALUE
U.S. Treasury              275,346,240
U.S. Government agencies
  and corporations         243,367,621
Equity securities           44,473,866
  Total                    563,187,727

     Unrealized losses on securities available for sale totaled $19,958,277 and $835,677 at December 31, 1994 and 1993, respectively, and are included as a component of shareholders' equity, net of deferred tax benefits of $7,685,952 at December 31, 1994 and gross of tax benefits at December 31, 1993. In the opinion of management, the Corporation has no securities which are other than temporarily impaired. No investment securities were transferred between the held for investment and available for sale categories during 1994.
     During 1994, gross gains and losses from sales of securities available for sale totaled $782,478 and $377,779, respectively.
     Following is a maturity schedule of securities available for sale at December 31, 1994:

                                                                                            CARRYING
                                                                                             VALUE
Within 1 year                                                                             $142,571,533
After 1 but within 5 years                                                                 252,941,378
After 5 but within 10 years                                                                 25,357,800
  Subtotal                                                                                 420,870,711
Mortgage-backed securities                                                                  80,382,545
Equity securities                                                                            8,191,367
  Total securities available for sale                                                     $509,444,623

  SECURITIES HELD FOR INVESTMENT
     The book values and approximate market values of securities held for investment at December 31, 1994 and 1993 were as follows:

                                              1994                                                     1993
                                     UNREALIZED    UNREALIZED      MARKET         BOOK       UNREALIZED    UNREALIZED      MARKET
                      BOOK VALUE       GAINS         LOSSES        VALUE         VALUE         GAINS         LOSSES        VALUE
States and
  political
  subdivisions        $67,912,349    1,552,815     (1,839,350)   67,625,814    50,340,505    4,468,206       (41,076)    54,767,635
Other securities       14,760,753           --       (28,128 )   14,732,625    13,785,629           --            --     13,785,629
    Total             $82,673,102    1,552,815     (1,867,478)   82,358,439    64,126,134    4,468,206       (41,076)    68,553,264

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED Following is a maturity schedule of securities held for investment at
December 31, 1994:

                                                                                 BOOK          MARKET
                                                                                 VALUE         VALUE
Within 1 year                                                                 $ 4,020,861     4,120,812
After 1 but within 5 years                                                      4,648,237     4,745,460
After 5 but within 10 years                                                    20,149,736    20,644,007
After 10 years                                                                 39,093,515    38,115,535
  Subtotal                                                                     67,912,349    67,625,814
Other securities                                                               14,760,753    14,732,625
  Total securities held for investment                                        $82,673,102    82,358,439

     Gains from calls of securities held for investment during 1994 totaled $22,097.
(4) LOANS AND LEASE FINANCING
     A summary of loans and lease financing at December 31, 1994 and 1993 follows:

                                                                                                     1994             1993
Commercial, financial and agricultural                                                          $  450,297,827      386,203,497
Real estate -- construction                                                                        341,964,964      220,395,299
Real estate -- mortgage                                                                          1,262,194,443    1,153,502,835
Instalment loans to individuals                                                                    233,823,002      201,984,672
Credit card receivables                                                                            190,881,149      175,484,680
Lease financing                                                                                     33,432,548       25,062,190
  Total gross loans and lease financing                                                          2,512,593,933    2,162,633,173
Less: Unearned income                                                                                4,082,647        3,144,119
  Total loans and lease financing                                                               $2,508,511,286    2,159,489,054

     Loans and lease financing of approximately $9,061,000 at December 31, 1994 and $12,975,000 at December 31, 1993 were not accruing interest. Loans with outstanding balances of $840,000 in 1994, $4,909,000 in 1993 and $4,348,000 in
1992 were transferred from loans to other real estate acquired through foreclosure. Other real estate acquired through loan foreclosures amounted to $3,411,000 and $8,033,000 at December 31, 1994 and 1993, respectively, and is included in other assets on the Consolidated Balance Sheets.
     In general, the Subsidiary Banks do not purchase loans or participate with others in the origination of loans and confine their lending activities to North Carolina with the exception of credit cards which are available to customers on a nationwide basis. Substantially all loans are made on a secured basis and, with the exception of marketable mortgage loans, are originated for retention in the Subsidiary Banks' portfolios. The Subsidiary Banks do not engage in highly leveraged transactions or foreign lending activities. The loan portfolios are well diversified and there are no significant concentrations of credit risk.
     During 1994 and 1993, the Subsidiary Banks had loan, lease financing and deposit relationships with Executive Officers and Directors of the Corporation and their Associates. In the opinion of management, these loans and lease financing arrangements do not involve more than the normal risk of collectibility and are made on terms comparable to other borrowers. Following is an analysis of these borrowings for the year ended December 31, 1994:

                                                                            BALANCE AT
                                                                            BEGINNING        NEW                     BALANCE AT
                                                                             OF YEAR        LOANS      REPAYMENTS    END OF YEAR
Directors, Executive Officers and Associates                                $6,632,000    6,984,000    4,226,000     $9,390,000

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
     Loans serviced for the benefit of others totaled approximately $510,476,000, $432,689,000 and $254,952,000 at December 31, 1994, 1993 and 1992,
respectively.
(5) RESERVE FOR LOAN AND LEASE LOSSES
     Following is a summary of the reserve for loan and lease losses:

                                                                                          1994            1993           1992
Balance at beginning of year                                                           $26,963,334     19,026,764     17,741,918
Provision charged to operations                                                          8,919,949      6,453,000      5,983,000
Reserves related to acquisitions                                                                --      5,772,729             --
Recoveries of loan and leases previously charged-off                                     1,519,685      1,551,622      1,499,106
Loan and lease losses charged to reserve                                                (6,120,115)    (5,840,781)    (6,197,260)
Balance at end of year                                                                 $31,282,853     26,963,334     19,026,764

(6) PREMISES AND EQUIPMENT
     Following is a summary of premises and equipment:

                                                                                                     ACCUMULATED
                                                                                                     DEPRECIATION
                                                                                                         AND          NET BOOK
                                                                                         COST        AMORTIZATION      VALUE
DECEMBER 31, 1994:
Land                                                                                  $ 8,324,292             --      8,324,292
Buildings                                                                              31,635,221     13,214,266     18,420,955
Leasehold improvements                                                                  5,510,450      1,957,468      3,552,982
Furniture and equipment                                                                48,519,731     35,908,845     12,610,886
  Total premises and equipment                                                        $93,989,694     51,080,579     42,909,115

December 31, 1993:
Land                                                                                   $ 8,228,647             --      8,228,647
Buildings                                                                               29,758,805     11,839,761     17,919,044
Leasehold improvements                                                                   4,719,037      1,715,985      3,003,052
Furniture and equipment                                                                 46,207,519     32,761,077     13,446,442
  Total premises and equipment                                                         $88,914,008     46,316,823     42,597,185

(7) FEDERAL FUNDS PURCHASED AND SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE Federal funds purchased generally represent overnight borrowings by the
Subsidiary Banks for temporary funding requirements. The Subsidiary Banks have not had any federal fund purchases in the prior three years. Securities sold under agreements to repurchase represent short-term borrowings by the Subsidiary Banks collateralized by U.S. Treasury and U.S. Government agency and corporation securities with book and market values of $95,506,000 at December 31, 1994. Following is a summary of this type of borrowing for the three previous years:

                                                                                          1994           1993           1992
Balance at December 31                                                                 $42,274,061     25,526,966     25,268,257
Weighted average interest rate at December 31                                                 4.48%          2.13           3.62
Maximum amount outstanding at any month end during the year                            $42,842,711     37,265,241     25,268,257
Average daily balance outstanding during the year                                      $36,756,000     29,016,000     26,525,000
Average annual interest rate paid during the year                                             3.09%          1.94           2.47

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
(8) OTHER SHORT-TERM BORROWED FUNDS
     Other short-term borrowed funds outstanding at December 31, 1994 and 1993 consist of the Subsidiary Banks' treasury tax and loan depository note accounts (the "TTL accounts"), short-term advances from the Federal Home Loan Bank (the "FHLB") and proceeds from a short-term credit facility. The TTL accounts, which total $14,266,636 at December 31, 1994 and $16,202,362 at December 31, 1993, are
payable on demand. Interest on borrowings under this arrangement is payable at .25% below the weekly federal fund rate as quoted by the Federal Reserve. The TTL accounts are collateralized by various investment securities with book values of $29,000,000 and market values of $28,080,200 at December 31, 1994. Interest expense on the TTL accounts amounted to $297,550, $386,487 and $439,312 in 1994, 1993 and 1992, respectively.
     Short-term FHLB advances total $50,000,000 at December 31, 1994. The short-term FHLB advances were drawn under CCB's $600 million FHLB line of credit which was established in 1994. The short-term FHLB advances are secured by a blanket collateral agreement on CCB's mortgage loan portfolio and bear interest at rates ranging from 5.21% to 5.79%. Interest expense on the short-term FHLB advances totaled $928,708 in 1994. No short-term FHLB advances were outstanding at December 31, 1993.
     The Corporation has an unsecured $30 million line of credit with a commercial bank which expires on October 31, 1995 and on which the Corporation pays no commitment fee. At December 31, 1994, the amount drawn upon this line of credit totaled $5 million, the maximum outstanding during 1994, and bears interest at an adjustable rate which was 6.99% at December 31, 1994. Interest expense on the credit facility totaled $24,262 during 1994. Outstanding during 1993 was another short-term credit facility which was drawn upon a $30 million line of credit from a commercial bank with outstandings of up to $23 million and bearing interest at 4.70%. Proceeds from the 1993 borrowed funds were primarily contributed as equity capital by the Corporation to its Subsidiary Banks. There were no outstanding balances on this line of credit at December 31, 1993 and it expired in June 1994.
(9) LONG-TERM DEBT
     Following is a summary of long-term debt at December 31, 1994 and 1993:

                                                                                                         1994           1993
Mortgages payable and other notes payable with interest rates of 8% to 9%                             $   180,323       214,589
Federal Home Loan Bank advances maturing through 2014                                                  26,242,477    20,837,705
Collateralized mortgage obligations                                                                    10,616,267    17,645,779
6.75% Subordinated notes issued in 1993 and maturing on December 1, 2003                               40,000,000    40,000,000
    Total long-term debt                                                                              $77,039,067    78,698,073

     Mortgages payable are collateralized by premises with an approximate book value of $494,000 at December 31, 1994. The FHLB long-term advances are at fixed rates of 3.00% to 8.63% and are collateralized by liens on first mortgage loans with book values not less than the outstanding principal balance of the obligations. The FHLB long-term advances were drawn primarily to fund matched-maturity loans.
     In connection with the acquisition of certain assets and assumption of certain liabilities of a thrift institution, the Corporation assumed the liabilities of HMAC including collateralized mortgage obligations (the "CMO's") of which $10,616,267 are outstanding at December 31, 1994. The CMO's are collateralized by FNMA mortgage-backed securities, short-term investments and time deposits in other banks of approximately $11,854,000 at December 31, 1994 and bear a contractual 11% interest rate, payable quarterly. The CMO's have a stated maturity of February 1, 2016 and are redeemable after February 1, 1996 subject to certain restrictions at the option of HMAC. Since the rate of payment of principal will depend on the rate of payment (including prepayments) of the mortgage-backed securities, the actual maturity could occur significantly earlier than its stated maturity.
     In 1993, the Corporation issued $40 million of 6.75% subordinated notes due December 1, 2003. Interest on the notes is payable semi-annually on June 1 and December 1 beginning June 1, 1994. The notes are not redeemable prior to maturity and there is no sinking fund. The notes are unsecured and subordinated to all present and future senior indebtedness of the Corporation.
                                       38

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED Maturities of long-term debt are as follows:

                                                                                              TOTAL
Year Ending December 31                                                                    MATURITIES
1995                                                                                       $ 6,883,108
1996                                                                                           898,112
1997                                                                                           936,195
1998                                                                                           844,629
1999                                                                                           756,721
Thereafter                                                                                  66,720,302
    Total                                                                                  $77,039,067

     In 1993, the remainder of the Corporation's 8.75% convertible subordinated debentures issued in 1985, totaling $21,150,00, were converted into 793,828 shares of common stock and $148,000 of debentures were redeemed for cash as a result of voluntary conversions and a full redemption call by the Corporation.
(10) EMPLOYEE BENEFIT PLANS
  PENSION PLAN
     The Corporation has a noncontributory, defined benefit pension plan covering substantially all full-time employees. The pension plan, which makes provisions for early and delayed retirement as well as normal retirement, provides participants with retirement benefits based on credited years of service and an average salary for the five consecutive years within the last ten years preceding normal retirement that will produce the highest average salary. In 1994, the Corporation contributed $2,330,302 to the pension plan. The Corporation made no contributions to its pension plan for the two previous years due to full funding limitations imposed by federal tax laws. The Corporation's pension expense components for the years ended December 31, 1994, 1993 and 1992 are shown below:

                                                                                            1994           1993          1992
Service cost of benefits earned during the period                                        $ 1,870,901     1,514,809     1,604,524
Interest cost on projected benefit obligation                                              2,391,381     2,107,404     2,003,964
Return on pension plan assets                                                                619,557    (2,561,883)   (2,466,973)
Net amortization and deferral                                                             (3,607,400)     (518,854)     (495,153)
  Net pension expense                                                                    $ 1,274,439       541,476       646,362

     At December 31, 1994, pension plan assets consist primarily of corporate stocks and bonds including 12,750 shares of the Corporation's common stock. All plan assets are held and administered by CCB in a trust fund. The funded status of the Corporation's pension plan and the amounts included in other liabilities on the Consolidated Balance Sheets at December 31, 1994, 1993 and 1992 are shown below:
                                       39

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
[CAPTION]

                                                                                                       December 31
                                                                                            1994           1993          1992
Actuarial present value of accumulated benefit obligations:
  Vested                                                                                 $24,075,163    22,064,288    18,285,354
  Nonvested                                                                                  273,466       307,788       257,628
    Accumulated benefit obligation                                                       $24,348,629    22,372,076    18,542,982
Pension plan assets at fair value (primarily listed stocks and bonds)                    $33,919,863    33,170,510    32,637,992
Projected benefit obligation                                                              34,205,856    33,543,534    28,682,902
Pension plan assets in excess of (less than) projected benefit obligation                   (285,993)     (373,024)    3,955,090
Unrecognized prior service costs                                                           1,136,015     2,354,648            --
Unrecognized net gain                                                                     (2,904,795)   (3,706,016)   (5,032,877)
Unrecognized net excess pension plan assets at transition                                   (847,089)   (1,126,923)   (1,232,052)
Pension liabilities recorded in acquisitions                                                      --    (1,106,410)           --
Accrued pension expense                                                                  $(2,901,862)   (3,957,725)   (2,309,839)

     Assumptions used in computing the actuarial present value of the projected benefit obligation were as follows:

Discount rate                                                                                  8.00%          7.25          8.00
Rate of increase in compensation level of employees                                            6.00%          5.50          6.50
Expected long-term rate of return on pension plan assets                                       8.00%          8.00          8.00

  SAVINGS AND PROFIT SHARING PLANS
     The Corporation has a Retirement Savings Plan covering substantially all employees with one year's service. Under the plan, employee contributions are partially matched by the Corporation. In addition, the Corporation may make discretionary contributions to the plan. Total expense under this plan was $1,476,825, $706,379, and $624,989 in 1994, 1993 and 1992, respectively.
     Prior to 1994, the Corporation had an Employee Stock Ownership Plan covering substantially all employees with one year's service. Total expense under this plan amounted to $580,711 and $525,000 in 1993 and 1992, respectively. During 1993, this plan was merged into the Retirement Savings Plan.
  STOCK OPTIONS, RESTRICTED STOCK AND OTHER INCENTIVE PLANS
     See Note 11 for additional information about the Corporation's stock option plans and restricted stock plans.
     In 1994, the Corporation adopted the Long-Term Incentive Plan which was designed to attract, retain and motivate key employees as well as to provide a competitive reward for achieving longer-term goals, provide balance to short-term incentive awards, and reinforce a one-company perspective. Under this plan, performance-based stock and cash incentives and other equity-based incentives will be awarded. A maximum of 500,000 shares of the Corporation's common stock are available for award under this plan. As of December 31, 1994, a total of 55,840 stock options to purchase shares of the Corporation's common stock had been awarded and these options vest ratably over a three-year period. No other awards have been made under this plan.
     During 1993, the Corporation adopted nonstatutory and incentive stock option plans for certain of the Subsidiary Banks. The stock options were granted to the directors and certain officers of the applicable Subsidiary Banks entitling them to purchase shares of the Corporation's common stock. The options are earned and exercisable over a period of up to 10 years.
     The Corporation had a Restricted Stock Plan in effect until December 31, 1993 which was designed to provide long-term incentive compensation to certain officers of the Corporation and its subsidiaries. Total expense under this plan was $258,011, $374,331 and $362,751 in 1994, 1993 and 1992, respectively.
Restrictions on shares remaining under this plan will lapse in 1996.
                                       40

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
     During 1993, the Corporation adopted MRPs covering certain officers and directors of the Subsidiary Banks. Shares of the Corporation's common stock awarded under the MRPs vest over periods of up to five years. A participant becomes fully vested in the event of the participant's death or disability. Total expense under the MRPs was $1,494,595 and $463,237 for 1994 and 1993, respectively.
     The Corporation has a Performance Unit Plan, which operates in conjunction with the Restricted Stock Plan, covering certain senior officers of the Corporation and its subsidiaries. Under this plan, eligible participants have been awarded performance units with a target value of $100 each. At December 31, 1994, a total of 7,513 units were outstanding and will be deemed earned if and to the extent the Corporation and its subsidiaries meet profit objectives established by the Board of Directors. Total expense under this plan was $132,600, $340,600 and $422,796 for 1994, 1993 and 1992, respectively.
     CCB has a Management Performance Incentive Plan covering certain officers. The total award is based on a percentage of base salary of the eligible participants and financial performance of the Corporation as compared to certain targets established by the Corporation's Board of Directors. Total expense under this plan was $1,605,316, $1,000,000 and $742,033 in 1994, 1993 and 1992,
respectively.
  POSTRETIREMENT HEALTH AND LIFE INSURANCE PLAN
     The Corporation maintains a defined dollar benefit plan which provides postretirement health and life insurance for all employees who retire after page 55 with ten years of service. As discussed in Note 1, effective January 1, 1993, the Corporation adopted SFAS No. 106 which requires the recognition of the accumulated obligation for the Corporation's health care and life insurance plans as well as the periodic costs of providing these coverages for retirees. Prior to the adoption of SFAS No. 106, the costs of providing these coverages were expensed as paid.
     The following table sets forth the plan's funded status and the amounts included in other liabilities on the Corporation's Consolidated Balance Sheets at December 31, 1994 and 1993:
[CAPTION]

                                                                                                              December 31
                                                                                                          1994           1993
Actuarial present value of accumulated postretirement benefit obligation:
  Retirees                                                                                             $ 3,402,000     2,951,700
  Active employees -- fully eligible                                                                       533,500       641,120
  Active employees -- not fully eligible                                                                 1,208,500     1,104,880
    Accumulated postretirement benefit obligation                                                        5,144,000     4,697,700
Plan assets at fair value                                                                                       --            --
Accumulated postretirement benefit obligation in excess of plan assets                                  (5,144,000)   (4,697,700)
Liabilities assumed in acquisitions                                                                             --       (60,500)
Unrecognized net losses                                                                                    855,778       805,329
Accrued postretirement benefit expense                                                                 $(4,288,222)   (3,952,871)

     The accumulated postretirement benefit obligations at December 31, 1994 and 1993 were determined using the following assumptions:

Rate of return on plan assets                                                                                  N/A           N/A
Discount rate                                                                                                8.00%          7.25
Rate of increase in health care costs:
  Current year                                                                                              10.00%         16.00
  Next year                                                                                                  9.00%         14.00
  1999 and later                                                                                             5.00%          6.00

                                       41

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
     Net periodic postretirement benefit expense charged to operations for the years ended December 31, 1994 and 1993 included the following components:

                                                                                                              1994       1993
Service cost of benefits earned during the period                                                           $146,519     77,079
Interest cost on accumulated benefit obligation                                                              389,375    336,315
Net amortization and deferral                                                                                 94,070         --
  Net postretirement benefit expense                                                                        $629,964    413,394

     A 1% increase in the assumed health care trend rates would result in a $32,143 increase in net periodic postretirement benefits expense and a $443,348 increase in the accumulated postretirement benefit obligation.
     Total expense in providing these benefits was $196,753 in 1992.
     The Corporation adopted SFAS No. 112, "Employers' Accounting for Postemployment Benefits" on January 1, 1994. SFAS No. 112 requires accrual of a liability for all types of benefits paid to former or inactive employees after employment but before retirement. Benefits subject to this accounting pronouncement include salary continuation, supplemental unemployment benefits, severance benefits, disability-related benefits (including workers' compensation) and continuation of such benefits as health care and life insurance coverage. The result of adoption of SFAS No. 112 is immaterial to the Corporation's results of operations and financial position.
(11) COMMON AND PREFERRED STOCK
     Under various stock option plans adopted by the Corporation, options may be periodically granted to directors, officers and other key personnel at a price not less than the fair market value of the shares at the date of grant. Options granted under the various plans must be exercised over the applicable exercise period or they will be forfeited. The exercise periods for options granted under the various plans are determined at the date of grant and are for periods no longer than 10 years.
     Under the Long-Term Incentive Plan adopted in 1994, a total of 55,840 stock options to purchase shares of the Corporation's common stock had been awarded as of December 31, 1994 and 18,595 of these options were fully vested at that date. The remainder of the stock options awarded under this plan vest over a two-year period. During 1993, the Corporation adopted nonstatutory and incentive stock option plans covering directors and certain officers of certain of the Subsidiary Banks which allow the participants to purchase 128,771 shares of the Corporation's common stock. The stock options are earned and exercisable over a period of up to 10 years.
     The following table summarizes stock option transactions during 1994 and 1993:

                                                                                           OPTION     OPTION PRICE    AGGREGATE
                                                                                           SHARES      PER SHARE        AMOUNT
Granted in 1993 and outstanding at December 31, 1993                                       128,771    $36.98-37.76   $4,794,369
Granted                                                                                     55,840     33.50-38.75    1,879,408
Exercised                                                                                     (505)          37.25      (18,811 )
Forfeited                                                                                   (1,593)    36.98-37.25      (58,960 )
Outstanding at December 31, 1994                                                           182,513    $33.50-38.75   $6,596,006
Exercisable at December 31, 1994                                                           123,320

     Stock awarded under the Restricted Stock Plan and MRPs are subject to certain restrictions over a five-year period, during which time the holder is entitled to full voting rights and dividend privileges. Under the Restricted Stock Plan for certain officers of the Corporation and its subsidiaries, a maximum of 300,000 shares of the Corporation's common stock was available for award. At December 31, 1994, a total of 44,044 restricted shares remain outstanding under this plan with restrictions lapsing in 1996. The plan expired on December 31, 1993 and no further grants will be awarded under the plan. Under MRPs, 118,120 shares of the Corporation's common stock were awarded to directors and certain officers of certain of the Subsidiary Banks. The shares will be earned in installments over a period of up to five years. During 1994, restrictions
                                       42

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED lapsed on 33,099 shares and 982 shares were forfeited. These lapses and forfeitures resulted in $237,763 of additions to additional paid-in capital, net of $315,995 of deferred tax benefits.
     The Corporation is authorized to issue up to 5,000,000 shares of serial preferred stock. No shares of preferred stock have been issued or are outstanding at December 31, 1994 or 1993.
     For use in connection with the Rights Plan dated February 26, 1990 between the Corporation and CCB (the "Rights Plan"), the Corporation's Board of Directors has established a series of preferred stock designated as Series A Junior Participating Preferred Stock ("Series A Preferred Stock") consisting of 200,000 shares and having certain special rights for purposes of dividends and other distributions, voting, dissolution and liquidation, and in connection with certain mergers of the Corporation.
     Under the Rights Plan, one Right was distributed during 1990 to the Corporation's shareholders for each of their shares of the Corporation's common stock. Under the Rights Plan, each new share of common stock issued after the date of the Rights Plan also has attached to it one Right. Each Right will be evidenced by the certificate evidencing the common share to which it relates and will be transferred with such common share. The surrender for transfer of any share certificate also will constitute the transfer of the Rights related thereto. The Rights will become exercisable if any person or group commences a tender or exchange offer which would result in their becoming the beneficial owner of 15 percent or more of the Corporation's common stock or announces publicly their beneficial ownership of 15 percent or more of the Corporation's common stock. Each right (other than rights owned by such person or group) will entitle its holder to purchase one one-hundredth of a share of the Series A Preferred Stock having economic and voting terms similar to those of one share of the Corporation's common stock for an exercise price of $100. In the alternative (and subject to certain exceptions), each right (other than rights owned by such person or group) will entitle its holder to purchase, for an exercise price of $100, a number of shares of the Corporation's common stock having a market value of twice the exercise price or, unless any person or group acquires beneficial ownership of more than 50 percent of the Corporation's common stock, the Corporation's Board of Directors may, at its option, exchange for each outstanding Right (other than Rights owned by such person or group) one share of common stock, or a number of shares of Serial A Preferred Stock having voting rights equivalent to one share of common stock, for all or part of the outstanding Rights.
     If the Corporation is acquired in a merger or other business combination, each Right will entitle the holder (other than rights owned by such acquirer) to purchase securities of the surviving company having a market value equal to twice the exercise price of the Right.
     The Rights are subject to adjustment if certain events occur and they will expire on February 26, 2000, if not redeemed or terminated sooner.
(12) SUPPLEMENTARY INCOME STATEMENT INFORMATION
     Following is a breakdown of the components of "other operating" expenses on the Consolidated Statements of Income:
[CAPTION]

                                                                                                 Years Ended December 31
                                                                                            1994           1993          1992
Advertising                                                                              $ 3,112,824     2,963,640     1,869,255
External data processing services                                                          2,961,386     3,471,662     2,941,880
Deposit and other insurance                                                                6,801,554     5,467,950     4,206,198
Postage and freight                                                                        2,194,007     2,148,492     1,956,201
Printing and office supplies                                                               2,622,812     2,905,644     1,946,594
Telecommunications                                                                         3,042,238     2,636,093     2,147,137
Legal and professional fees                                                                4,341,119     2,960,605     3,103,380
Amortization of intangible assets                                                          2,571,839     1,570,374       211,130
All other                                                                                 15,232,102    11,436,908     8,416,613
  Total other operating expenses                                                         $42,879,881    35,561,368    26,798,388

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
(13) INCOME TAXES
     As discussed in Note 1, the Corporation adopted SFAS No. 109 on January 1, 1993 and reported the cumulative effect of that change in method of accounting for income taxes, a benefit of $900,000, in the Consolidated Statement of Income. Prior years' financial statements were not restated to apply the provisions of SFAS No. 109. The Corporation previously used the asset and liability method under SFAS No. 96, "Accounting for Income Taxes", which recognized deferred tax assets and liabilities for all events that had been recognized in the financial statements. The future tax consequences of recovering assets or settling liabilities at their financial statement carrying amounts were considered in calculating deferred taxes. Generally, SFAS No. 96 prohibited consideration of any other future events in calculating deferred taxes.
     The components of income tax expense are as follows:

                                                                                            1994           1993          1992
TAXES CURRENTLY PAYABLE:
  Federal                                                                                $17,320,000    14,337,300    11,855,000
  State                                                                                    1,532,900     1,238,000     1,255,000
    Total current tax expense                                                             18,852,900    15,575,300    13,110,000
DEFERRED INCOME TAX (BENEFIT):
  Federal                                                                                     94,000      (894,000)     (926,000)
  State                                                                                       20,000       (41,000)     (269,000)
    Total deferred tax expense (benefit)                                                     114,000      (935,000)   (1,195,000)
    Total income tax expense                                                             $18,966,900    14,640,300    11,915,000

     A reconciliation of income tax expense to the amount computed by multiplying income before income taxes by the statutory federal income tax rate follows:

                                                                                  AMOUNT                      % OF PRETAX INCOME
                                                                     1994           1993          1992       1994    1993    1992
Tax expense at statutory rate on income before income taxes       $20,106,000    15,353,000    12,660,000    35.0%   35.0    34.0
State taxes, net of federal benefit                                 1,009,000       778,000       651,000     1.8     1.8     1.8
Increase (reduction) in taxes resulting from:
  Tax-exempt interest on investment securities and loans           (1,188,200)   (1,098,000)   (1,253,000)   (2.1)   (2.5)   (3.4)
  Other, net                                                         (959,900)     (392,700)     (143,000)   (1.7)    (.9)    (.4)
Income tax expense                                                $18,966,900    14,640,300    11,915,000    33.0%   33.4    32.0

     The related income tax expense on net securities gains was $171,000, $1,064,000 and $811,500 in 1994, 1993 and 1992, respectively.
     At December 31, 1994 and 1993, the Corporation recorded net deferred tax assets of $12,068,000 and $4,496,000, respectively, which are included in other assets on the Consolidated Balance Sheets. A valuation allowance will be provided when it is more likely than not that some portion of the deferred tax asset will not be realized. Taxes paid during the carryback period exceed the Corporation's recorded net deferred tax asset. In management's opinion, it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets. Consequently, management has determined that a valuation allowance for deferred tax assets is not required at December 31, 1994. The sources and tax effects of cumulative temporary differences that give rise to significant portions of the net deferred tax assets at December 31, 1994 and 1993 are shown below:
                                       44

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED

                                                                                                        1994           1993
Deferred tax assets:
  Reserve for loan losses                                                                            $ 7,187,000      5,545,000
  Unrealized losses on investment securities available for sale                                        7,686,000             --
  Postretirement benefits                                                                              1,691,000      1,559,000
  Pension expense                                                                                      1,226,000      1,649,000
  Deferred compensation                                                                                  737,000        725,000
  Purchase accounting adjustment on deposit rates                                                        839,000      1,610,000
  Other                                                                                                1,602,000      1,673,000
    Total gross deferred assets                                                                       20,968,000     12,761,000
Deferred tax liabilities:
  Lease financing                                                                                      1,528,000      2,103,000
  Intangible assets                                                                                    2,503,000      3,057,000
  Deferred loan fees and costs                                                                         1,709,000      1,385,000
  Other                                                                                                3,160,000      1,720,000
    Total gross deferred liabilities                                                                   8,900,000      8,265,000
    Net deferred tax asset                                                                           $12,068,000      4,496,000

(14) COMMITMENTS, CONTINGENCIES AND OFF-BALANCE SHEET RISK
  COMMITMENTS AND CONTINGENCIES
     The Subsidiary Banks lease certain real property and equipment under long-term operating leases expiring at various dates to 2013. Total rental expense amounted to $4,250,361 in 1994, $4,769,433 in 1993 and $4,818,710 in
1992.
     A summary of noncancellable, long-term lease commitments at December 31, 1994 follows:
[CAPTION]

                                                                                          TYPE OF PROPERTY
                                                                                         REAL                         TOTAL
YEAR ENDING DECEMBER 31                                                                PROPERTY       EQUIPMENT    COMMITMENTS
1995                                                                                  $ 2,648,109     1,205,700     3,853,809
1996                                                                                    2,497,634      972,500      3,470,134
1997                                                                                    2,440,041      601,200      3,041,241
1998                                                                                    2,264,162      132,100      2,396,262
1999                                                                                    1,907,247           --      1,907,247
Thereafter                                                                             20,816,154           --     20,816,154
  Total lease commitments                                                             $32,573,347     2,911,500    35,484,847

     Generally, real estate taxes, insurance, and maintenance expenses are obligations of the Subsidiary Banks. It is expected that in the normal course of business, leases that expire will be renewed or replaced by leases on other properties; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 1995.
     Certain legal claims have arisen in the normal course of business in which the Corporation and certain of its Subsidiary Banks have been named as defendants. Although the amount of any ultimate liability with respect to such matters cannot be determined, in the opinion of management and counsel, any such liability will have no material effect on the Corporation's financial position or results of operations.
     Commitments to extend credit are agreements to lend to customers as long as there is no violation of any condition established in the contract. These commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of these commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer's credit worthiness is evaluated
                                       45

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
on a case-by-case basis and collateral is obtained if deemed necessary. At December 31, 1994 and 1993, the Subsidiary Banks had commitments to extend credit of approximately $807,938,000 and $764,029,000. These amounts include unused credit card receivable and home mortgage equity lines of $239,421,000 and $138,006,000, respectively, at December 31, 1994 and $291,224,000 and
$123,032,000, respectively, at December 31, 1993.
     Standby letters of credit are commitments issued by the Subsidiary Banks to guarantee the performance of a customer to a third party. The Subsidiary Banks had approximately $19,751,000 and $13,533,000 in outstanding standby letters of credit at December 31, 1994 and 1993.
  OFF-BALANCE SHEET RISK
     The Subsidiary Banks are parties to financial instruments with off-balance sheet risk in the normal course of business to meet the financial needs of their customers and to reduce their own exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit, standby letters of credit and interest rate contracts. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the Consolidated Balance Sheets. The contract or notional amount of these instruments reflects the extent of involvement that the Subsidiary Banks have in classes of financial instruments.
     The Subsidiary Banks use the same credit policies in making commitments to extend credit and in issuing standby letters of credit that are used for on-balance sheet instruments. The Corporation's exposure to credit loss for commitments to extend credit and standby letters of credit in the event of the other party's nonperformance is represented by the contract amount of the instrument and is essentially the same as that involved in extensions of loans with collateral being obtained if deemed necessary.
     For interest rate contracts, the contract or notional amounts do not represent exposure to credit loss. Potential credit risk on these contracts arises from the counterparty's inability to meet the terms of the contract. Management considers the credit risk of these contracts to be minimal and manages this risk through routine review of the counterparty's financial ratings.
     During 1993, CCB entered into a corridor interest rate contract with a major regional commercial bank (the "Counterparty") to manage interest rate risk. A corridor interest rate contract involves the simultaneous purchase and sale of interest rate caps. The interest rate caps each have a notional amount of $100,000,000 and were entered into for a two-year period expiring July 1, 1995. The 72 basis point fee on the corridor contract is being amortized over the life of the contract as an adjustment to interest income. The purpose of entering into the corridor contract was to synthetically convert fixed rate assets to floating rate assets within the strike rates of the contract in a rising interest rate environment. Higher interest rates in 1994 created a favorable position for CCB on the interest rate corridor contract. On August 29, 1994, CCB entered into an interest rate floor contract with the same Counterparty to provide protection against falling interest rates for a period of fourteen months after the interest rate corridor contract expires. The interest rate floor contract has a notional amount of $100,000,000, was entered into for a two-year period beginning August 29, 1994, and the 14.5 basis point fee is being amortized over the life of the contract as an adjustment to interest income. Due to the structure of the corridor and interest rate floor contracts, there are no future cash payment requirements for the Corporation. The net impact of the contracts on operating results was to increase pre-tax earnings by $295,000 or a 1 basis point favorable impact on the net interest margin for the year ended December 31, 1994.
(15) DIVIDEND RESTRICTIONS
     Certain restrictions exist regarding the ability of the Subsidiary Banks to transfer funds to the Corporation in the form of cash dividends. In addition to restrictions under the General Statutes of North Carolina, there are regulatory capital requirements which must be met by the Subsidiary Banks. Under these requirements, the Subsidiary Banks have approximately $88,428,000 in retained earnings at December 31, 1994 that can be transferred to the Corporation in the form of cash dividends. Total dividends declared by the Subsidiary Banks to the Corporation in 1994 were $9,560,000.
     As a result of the above requirements, consolidated net assets of the Subsidiary Banks amounting to approximately $220,606,000 at December 31, 1994 were restricted from transfer to the Corporation.
                                       46

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
(16) CCB FINANCIAL CORPORATION (PARENT COMPANY)
     CCB Financial Corporation's principal asset is its investment in its Subsidiary Banks and its principal source of income is dividends from its Subsidiary Banks. The Parent Company's Condensed Balance Sheets at December 31, 1994 and 1993 and the related Condensed Statements of Income and Cash Flows for the years ended December 31, 1994, 1993 and 1992 are as follows:
[CAPTION]

                                                                                                            December 31
                                                                                                        1994           1993
BALANCE SHEETS
Cash and short-term investments                                                                     $    490,709      2,761,648
Notes receivable from subsidiaries                                                                    21,940,000     33,265,000
Investments in bank subsidiaries                                                                     279,242,828    261,761,943
Other assets                                                                                           3,601,814      3,553,520
  Total assets                                                                                      $305,275,351    301,342,111
Short-term borrowed funds                                                                           $  5,000,000             --
Subordinated notes                                                                                    40,000,000     40,000,000
Other liabilities                                                                                      8,884,754     10,338,348
  Total liabilities                                                                                   53,884,754     50,338,348
Shareholders' equity                                                                                 251,390,597    251,003,763
  Total liabilities and shareholders' equity                                                        $305,275,351    301,342,111

[CAPTION]

                                                                                                Years Ended December 31
                                                                                           1994           1993          1992
INCOME STATEMENTS
Dividends from bank subsidiaries                                                        $ 9,560,000    10,150,000     6,900,000
Interest income                                                                           2,869,841     1,231,674     2,431,551
Management fees                                                                             748,325       957,646        60,504
  Total operating income                                                                 13,178,166    12,339,320     9,392,055
Interest expense                                                                          2,724,262     1,334,951     2,127,517
Other operating expenses                                                                    893,904       854,369       364,538
  Total operating expenses                                                                3,618,166     2,189,320     2,492,055
Income before income taxes                                                                9,560,000    10,150,000     6,900,000
Income taxes                                                                                     --            --            --
Income before equity in undistributed net income of bank subsidiaries                     9,560,000    10,150,000     6,900,000
Equity in undistributed net income of bank subsidiaries                                  28,917,532    17,703,612    18,421,522
Net income                                                                              $38,477,532    27,853,612    25,321,522

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
[CAPTION]

                                                                                                Years Ended December 31
                                                                                          1994           1993           1992
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities                                              $ 9,105,714     14,820,528      5,570,782
Investment in acquired subsidiaries                                                             --    (39,675,291)            --
Investment in existing subsidiaries                                                             --    (19,000,000)            --
Net (increase) decrease in loans to subsidiaries                                        11,325,000     (6,730,000)     1,690,000
  Net cash provided (used) by investing activities                                      11,325,000    (65,405,291)     1,690,000
Increase (decrease) in master notes                                                             --             --     (2,729,827)
Increase (decrease) in short-term borrowed funds                                         5,000,000             --             --
Public offering of common stock and subordinated notes, net                                     --     58,390,529             --
Issuances of common stock in acquisitions, net                                                  --     20,775,093             --
Purchase and retirement of common stock                                                (15,530,242)   (16,470,000)            --
Cash dividends                                                                         (12,423,075)   (10,386,221)    (8,768,656)
Other, net                                                                                 251,664             --             --
  Net cash provided (used) by financing activities                                     (22,701,653)    52,309,401    (11,498,483)
Net increase (decrease) in cash and short-term investments                              (2,270,939)     1,724,638     (4,237,701)
Cash and short-term investments at beginning of year                                     2,761,648      1,037,010      5,274,711
Cash and short-term investments at end of year                                         $   490,709      2,761,648      1,037,010

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
(17) QUARTERLY FINANCIAL DATA (UNAUDITED)
     Following is a summary of the consolidated quarterly financial data for the years ended December 31, 1994 and 1993 (in thousands except per share data):

                                                                 1994                                      1993
                                             4TH QTR.    3RD QTR.    2ND QTR.    1ST QTR.    4TH QTR.    3RD QTR.    2ND QTR.
Interest income                              $ 67,080     62,260      58,522       53,869     54,649      50,459      45,157
Interest expense                               28,528     24,847      22,410       21,190     21,034      19,176      17,895
Net interest income                            38,552     37,413      36,112       32,679     33,615      31,283      27,262
Provision for loan and lease losses             3,120      2,325       2,223        1,252      1,918       1,835       1,700
Net interest income after provision for
  loan and lease losses                        35,432     35,088      33,889       31,427     31,697      29,448      25,562
Other income                                   10,538      9,673       9,983       10,340     13,262       9,649       8,181
Other expenses                                 31,317     29,375      29,123       29,110     31,163      28,441      23,772
Income before income taxes and cumulative
  changes in accounting principles             14,653     15,386      14,749       12,657     13,796      10,656       9,971
Income taxes                                    4,516      5,238       5,002        4,211      4,545       3,676       3,328
Income before cumulative changes in
  accounting principles                        10,137     10,148       9,747        8,446      9,251       6,980       6,643
Cumulative changes in accounting
  principles (notes 1, 10 and 13)                  --         --          --           --         --          --          --
Net income                                   $ 10,137     10,148       9,747        8,446      9,251       6,980       6,643
Income per share (note 1):
Income before cumulative changes in
  accounting principles:
  Primary                                    $   1.08       1.07        1.02          .89       1.03         .83         .83
  Fully diluted                                  1.08       1.07        1.02          .89       1.03         .83         .78
Net income:
  Primary                                        1.08       1.07        1.02          .89       1.03         .83         .83
  Fully diluted                                  1.08       1.07        1.02          .89       1.03         .83         .78
                                            1ST QTR.
Interest income                               40,424
Interest expense                              15,716
Net interest income                           24,708
Provision for loan and lease losses            1,000
Net interest income after provision for
  loan and lease losses                       23,708
Other income                                   7,968
Other expenses                                22,234
Income before income taxes and cumulative
  changes in accounting principles             9,442
Income taxes                                   3,091
Income before cumulative changes in
  accounting principles                        6,351
Cumulative changes in accounting
  principles (notes 1, 10 and 13)             (1,371)
Net income                                     4,980
Income per share (note 1):
Income before cumulative changes in
  accounting principles:
  Primary                                        .81
  Fully diluted                                  .77
Net income:
  Primary                                        .64
  Fully diluted                                  .61

(18) FAIR VALUE OF FINANCIAL INSTRUMENTS
     Disclosure of fair value estimates of on- and off-balance sheet financial instruments is required under SFAS No. 107. Certain financial instruments and all non-financial instruments are excluded from its disclosure requirements. Fair value estimates are based on existing financial instruments without attempting to estimate the value of anticipated future business. Significant assets and liabilities that are not considered financial instruments include premises and equipment, intangible assets, negative goodwill, the trust department and mortgage banking operations. In addition, the tax ramifications resulting from the realization of the unrealized gains and losses of the financial instruments would have a significant impact on the fair value estimates presented and have not been considered in any of the fair value estimates. Estimated fair values of certain on-and off-balance sheet financial instruments of the Corporation at December 31, 1994 and 1993 are presented below (in thousands):
                                       49

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED

                                                                                          1994                      1993
                                                                                 CARRYING       FAIR       CARRYING       FAIR
                                                                                  AMOUNT        VALUE       AMOUNT        VALUE
Financial assets:
Cash, time deposits in other banks and other short-term investments             $  346,687      346,687      396,050      396,050
Investment securities                                                              592,118      591,803      617,419      631,741
Loans                                                                            2,479,161           --    2,137,570           --
  Reserve for loan losses                                                          (30,990)          --      (26,744)          --
    Net loans                                                                    2,448,171    2,441,189    2,110,826    2,147,997
Total financial assets                                                          $3,386,976    3,379,679    3,124,295    3,175,788
Financial liabilities:
Deposits                                                                        $3,032,171    3,023,320    2,816,771    2,826,100
Securities sold under agreements to repurchase                                      42,274       42,274       25,527       25,527
Short-term borrowings                                                               69,267       69,267       16,202       16,202
Long-term debt                                                                      77,039       70,273       78,698       74,394
Total financial liabilities                                                     $3,220,751    3,205,134    2,937,198    2,942,223
Off-balance sheet financial instruments:
Interest rate corridor                                                          $      180          490          540          362
Interest rate floor                                                                    125           17           --           --

     Fair value estimations are made at a point in time based on relevant market information and the characteristics of the on-and off-balance financial instruments being valued. The estimated fair value presented does not represent the gain or loss that could result if the Corporation chose to liquidate all of its holdings of a financial instrument. Because no market exists for a large portion of the Corporation's financial instruments, fair value estimates are based on management's judgments about future expected loss experience, current economic conditions, the risk characteristics of the individual financial instruments and other factors. Accordingly, these estimates are subjective in nature and involve a high degree of judgment and cannot be determined with a high degree of precision. Changes in assumptions and/or the methodology used could significantly impact the fair values presented above.
  FINANCIAL ASSETS
     The fair value of cash, time deposits in other banks and other short-term investments is equal to their carrying value due to the nature of those instruments. The fair value of investment securities is based on published market values and is calculated based upon the number of trading units of the financial instrument times its market price. The fair value of net loans is based on the discounting of scheduled cash flows through estimated maturity using market rates and management's judgment about the credit risk inherent in the different segments of the loan portfolio. Estimates of maturity, except for residential mortgage loans, are based on the stated term of the loan or the Corporation's estimates of prepayments considering current economic and lending conditions. Estimates of maturity for residential mortgage loans are based on prepayments estimated by secondary market sources.
  FINANCIAL LIABILITIES
     The fair value of noninterest-bearing deposits, savings and NOW accounts and money market accounts is the amount payable on demand at December 31, 1994 and 1993. The fair value of time deposits is estimated based on the discounted value of contractual cash flows using the currently offered rate for deposits with similar remaining maturities. Securities sold under agreements to repurchase and short-term borrowings are generally due within 90 days, and, accordingly, the carrying amount of these instruments is considered to be a reasonable approximation of their fair value. The estimated fair value of long-term debt is based on market rates for similar issues.
                                       50

                   CCB FINANCIAL CORPORATION AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- CONTINUED
  OFF-BALANCE SHEET FINANCIAL INSTRUMENTS
     The fair value of the interest rate corridor and interest rate floor are based on quotes from an outside source considering current economic conditions and the interest rates and maturities of the contracts. The estimated fair value of commitments to extend credit and standby letters of credit are equal to their carrying value due to the majority of these off-balance sheet instruments having relatively short terms to maturity and being written at variable rates.
     The carrying amounts of commitments to extend credit and standby letters of credit are comprised of unamortized fee income, if any. These amounts are not material to the Corporation. The carrying amounts are reasonable estimates of the fair value of these off-balance sheet financial instruments due to their maturity and repricing terms.
(19) PENDING MERGER
     On November 7, 1994, the Corporation announced that it had entered into a definitive agreement to merge with Security Capital Bancorp ("Security Capital") of Salisbury, North Carolina. Security Capital is a $1.2 billion bank holding company operating 46 offices located in the south central and western Piedmont regions of North Carolina. Under the terms of the definitive agreement, the Corporation will issue .50 shares of its common stock in exchange for each share of common stock of Security Capital in a tax-free exchange. Security Capital had approximately 11,776,000 shares of common stock outstanding at December 31, 1994. The merger will be accounted for as a pooling of interests. The transaction, which is subject to, among other things, approval by regulatory authorities and shareholders of both companies, is expected to be completed during the second quarter of 1995.
                                       51

     REPORT OF MANAGEMENT REGARDING RESPONSIBILITY FOR FINANCIAL STATEMENTS Management is responsible for the content of the financial information included in this annual report. The financial statements from which the financial information has been drawn are prepared in accordance with generally accepted accounting principles. Other information in this report is consistent with the financial statements.
     In meeting its responsibility, management relies on the system of internal accounting control and related control systems. Elements of these systems include selection and training of qualified personnel, establishment and communication of accounting and administrative policies and procedures, appropriate segregation of responsibilities, and programs of internal audits. These systems are designed to provide reasonable assurance that financial records are reliable for preparing financial statements and maintaining accountability for assets, and that assets are safeguarded against unauthorized use or disposition. Such assurance cannot be absolute because of inherent limitations in any system of internal control. The concept of reasonable assurance recognizes that the cost of a system of internal control should not exceed the benefit derived and that the evaluation of such cost and benefit necessarily requires estimates and judgments.
     KPMG Peat Marwick LLP, independent auditors, audited the Corporation's consolidated financial statements in accordance with generally accepted auditing standards. These standards include a study and evaluation of internal control for the purpose of establishing a basis for reliance thereon relative to the determination of the scope of their audits.
     The voting members of the Corporation's Audit Committee of the Board of Directors consist solely of outside Directors. The Audit Committee meets periodically with management, the Corporation's internal auditors and the independent auditors to discuss audit, financial reporting, and related matters. KPMG Peat Marwick LLP and the internal auditors have direct access to the Audit Committee.

/s/ ERNEST C. ROESSLER                    /S/ W. HAROLD PARKER, JR.
ERNEST C. ROESSLER                        W. HAROLD PARKER, JR.
PRESIDENT AND CHIEF EXECUTIVE OFFICER     SENIOR VICE PRESIDENT AND CONTROLLER

January 17, 1995
                                       52

                          INDEPENDENT AUDITORS' REPORT
THE BOARD OF DIRECTORS AND SHAREHOLDERS
CCB Financial Corporation
     We have audited the consolidated balance sheets of CCB Financial Corporation and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, shareholders' equity, and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of CCB Financial Corporation and subsidiaries at December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994 in conformity with generally accepted accounting principles.
     On January 1, 1994, the Corporation adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities". On January 1, 1993, the Corporation adopted the provisions of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions", and SFAS No. 109, "Accounting for Income Taxes".
/s/ KPMG PEAT MARWICK LLP
Raleigh, North Carolina
January 17, 1995
                                       53

                            DESCRIPTION OF EXHIBITS
Amended and Restated Agreement of Combination among Registrant, Security Capital
  Bancorp and New Security Capital, Inc.
Copy of Articles of Incorporation of Registrant, as restated and amended
Copy of Bylaws of Registrant, as amended
Rights Agreement dated February 26, 1990 between Registrant and Central Carolina
  Bank and Trust Company
Form of Indenture dated as of November 1, 1993, between Registrant and Wachovia
  Bank of North Carolina, N.A., Trustee, pursuant to which Registrant's Subordinated Notes are issued and held
Description of Management Performance Incentive Plan of Central Carolina Bank
  and Trust Company
Performance Unit Plan of Registrant
Restricted Stock Plan of Registrant
Employment Agreement and Deferred Compensation Agreement by and between
  Registrant, Central Carolina Bank and Trust Company (as successor to Republic Bank & Trust Company) and John B. Stedman
1993 Management Recognition Plan for CCB Savings Bank of Lenoir, Inc., SSB
1993 Nonstatutory Stock Option Plan for CCB Savings Bank of Lenoir, Inc., SSB Amendment No. 1 to 1993 Nonstatutory Stock Option Plan for CCB Savings Bank of
  Lenoir, Inc., SSB
1993 Incentive Stock Option Plan of Registrant
Long-Term Incentive Plan of Registrant
Subsidiaries of Registrant
Consent of KPMG Peat Marwick LLP
Financial Data Schedule
Registrant's Proxy Statement to Shareholders for the 1995 Annual Meeting of
  Shareholders
       COPIES OF EXHIBITS ARE AVAILABLE UPON WRITTEN REQUEST TO W. HAROLD PARKER, JR., SENIOR VICE PRESIDENT AND CONTROLLER OF CCB FINANCIAL CORPORATION
                                       54

                                   SIGNATURES
     Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
                                         CCB FINANCIAL CORPORATION
                                         By:    /S/ ERNEST C. ROESSLER
                                                    ERNEST C. ROESSLER
                                           PRESIDENT AND CHIEF EXECUTIVE OFFICER
                                         Date: March 14, 1995
     Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                      SIGNATURE                                              TITLE                             DATE
              /s/ ERNEST C. ROESSLER                    President and Director (Chief Executive           March 14, 1995
                  ERNEST C. ROESSLER                      Officer)
                                                        Director                                          March   , 1995
                 J. HARPER BEALL, III
             /s/ JAMES B. BRAME, JR.                    Director                                          March 14, 1995
                 JAMES B. BRAME, JR.
                                                        Director                                          March   , 1995
                  TIMOTHY B. BURNETT
               /s/ W. L. BURNS, JR.                     Director                                          March 14, 1995
                   W. L. BURNS, JR.
               /s/ ARTHUR W. CLARK                      Director                                          March 14, 1995
                   ARTHUR W. CLARK
                                                        Director                                          March   , 1995
               KINSLEY VAN R. DEY, JR.
                 /s/ FRANCES HILL FOX                   Director                                          March 14, 1995
                MRS. FRANCES HILL FOX
              /s/ T. E. HAIGLER, JR.                    Director                                          March 14, 1995
                  T. E. HAIGLER, JR.
                                                        Director                                          March   , 1995
                   EDWARD S. HOLMES
                /s/ OWEN G. KENAN                       Director                                          March 14, 1995
                    OWEN G. KENAN

                                                        Director                                          March   , 1995
                  EUGENE J. MCDONALD
                                                        Director                                          March   , 1995
             HAMILTON W. MCKAY, JR., M.D.
                /s/ ERIC B. MUNSON                      Director                                          March 14, 1995
                    ERIC B. MUNSON
                                                        Director                                          March   , 1995
                   JOHN B. STEDMAN
                                                        Director                                          March   , 1995
                  H. ALLEN TATE, JR.
                 /s/ PHAIL WYNN, JR.                    Director                                          March 14, 1995
                 DR. PHAIL WYNN, JR.
            /s/ W. HAROLD PARKER, JR.                   Senior Vice President and Controller (Chief       March 14, 1995
                W. HAROLD PARKER, JR.                     Accounting Officer)

                                 EXHIBIT INDEX

EXHIBIT NUMBER
 PER ITEM 601
      OF                                                                                   EXHIBIT NO. IN
REGULATION S-K                                                                             THIS FORM 10-K
       (2)       Plan of acquisition, reorganization, arrangement, liquidation or succession.
                 a. Amended and Restated Agreement of Combination among Registrant,
                    Security Capital Bancorp and New Security Capital, Inc. is
                    incorporated herein by reference from Appendix A of the Registrant's
                    Registration Statement No. 33-57005 on Form S-4.
       (3)       Articles of Incorporation and Bylaws.
                 a. Registrant's Articles of Incorporation as restated and amended.             3(A)
                 b. Registrant's Bylaws as amended on April 20, 1993 is incorporated by reference from Exhibit 3(B) of Registrant's Annual Report on Form
                    10-K for the year ended December 31, 1993.
       (4)       Instruments defining the rights of security holders, including indentures.
                 a. Rights Agreement dated February 26, 1990 between Registrant and
                    Central Carolina Bank and Trust Company is incorporated herein by reference from Exhibit 4 of Registrant's Current Report on Form 8-K dated February 16, 1990.
                 b. Form of indenture dated November 1, 1993 between Registrant and
                    Wachovia Bank of North Carolina, N.A., Trustee, pursuant to which
                    Registrant's Subordinated Notes are issued and held is incorporated herein by reference from Exhibit 4.2 of the Registrant's Registration
                    Statement No. 33-50793 on Form S-3.
      (10)       Material contracts.
                 a. Description of Management Performance Incentive Plan of Central
                    Carolina Bank and Trust Company is incorporated herein by reference from Registrant's 1988 Annual Report on Form 10-K.
                 b. Performance Unit Plan of Registrant is incorporated herein by reference from Registrant's 1983 Annual Report on Form 10-K.
                 c. Restricted Stock Plan of Registrant is incorporated herein by reference from Registrant's 1984 Annual Report on Form 10-K.
                 d. Employment Agreement and Deferred Compensation Agreement by and
                    between Registrant, Central Carolina Bank and Trust Company (as
                    successor to Republic Bank & Trust Company) and John B. Stedman are
                    incorporated herein by reference from pages A-25 through A-33 of
                    Registrant's Registration Statement No. 33-7118, dated July 9, 1986, on Form S-4.
                 e. 1993 Management Recognition Plan for CCB Savings Bank of Lenior,
                    Inc., SSB is incorporated herein by reference from Exhibit 28 of
                    Registrant's Registration Statement No. 33-61268 on Form S-8.
                 f. 1993 Nonstatutory Stock Option Plan for CCB Savings Bank of Lenoir,
                    Inc., SSB is incorporated herein by reference from Exhibit 28 of
                    Registrant's Registration Statement No. 33-61272 on Form S-8.
                 g. Amendment No. 1 to the 1993 Nonstatutory Stock Option Plan for CCB
                    Savings Bank of Lenoir, Inc., SSB is incorporated herein by reference from Exhibit 10(G) of Registrant's Annual Report on Form 10-K for the
                    year ended December 31, 1993.
                 h. 1993 Incentive Stock Option Plan of Registrant is incorporated herein by reference from Exhibit 28 of Registrant's Registration Statement
                    No. 33-61270 on Form S-8.
                 i. Long-Term Incentive Plan of Registrant is incorporated herein by reference from Exhibit 99 of Registrant's Registration Statement No.
                    33-54645 on Form S-8.

EXHIBIT NUMBER
 PER ITEM 601
      OF                                                                                   EXHIBIT NO. IN
REGULATION S-K                                                                             THIS FORM 10-K
      (13)       Annual Report to security holders, Form 10-Q or quarterly report to       Submitted in
                 security holders.                                                         paper format
                                                                                           for
                                                                                           informational
                                                                                           purposes
      (21)       Subsidiaries of Registrant.
                 A listing of the direct and indirect subsidiaries of Registrant is included in Note 1 to the Consolidated Financial Statements of
                 Registrant included in this Form 10-K.
      (23)       Consents of experts and counsel.
                 Consent of KPMG Peat Marwick LLP.                                         23
      (27)       Financial Data Schedule.                                                  27
      (99)       Additional exhibits.
                 Proxy Statement for 1995 Annual Meeting of Shareholders on April 18,      Not Required to
                 1995.                                                                     be Refiled